UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2009

Item 1. Reports to Stockholders

Fidelity®

Convertible Securities

Fund

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® Convertible Securities Fund	67.65%	3.85%	5.95%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Convertible Securities Fund on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch All US Convertibles Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Convertible securities enjoyed very strong performance during the year ending November 30, 2009, with The BofA Merrill Lynch All US Convertibles IndexSM returning 50.95%. To compare, the Standard & Poor's 500SM Index, a common proxy for the performance of the U.S. stock market, rose 25.39% and the Barclays Capital U.S. Aggregate Bond Index, a measure of the domestic taxable bond market, appreciated 11.63%. Convertibles rallied as demand increased, especially from bond investors who typically don't invest in convertibles but were attracted by their valuations. Equity-income investors also took a closer look at this market, lured by convertibles' high-single-digit yields; the securities' ability to participate in the share-price moves of a company's common stock; and their higher position in a company's capital structure than its common stock, providing additional protection in case the issuer declares bankruptcy. New issuance in the convertible securities market increased starting in March, especially from technology and industrial companies in the process of restructuring their debt at more-attractive rates. However, supply in the secondary market fell because many firms bought back their own convertible securities.

Comments from Thomas Soviero, Portfolio Manager of Fidelity® Convertible Securities Fund: For the year, the fund's Retail Class shares returned 67.65%, solidly outperforming the BofA Merrill Lynch index. Contributions came from strong security selection and favorable weighting decisions among materials, health care and technology. Security selection in diversified financials also helped. From an asset class perspective, heavily underweighting the more-conservative convertible bond sector, as well as good security selection there, aided results. A corresponding overweighting in higher-volatility convertible preferred stocks contributed further, as did out-of-benchmark allocations to equities and high-yield bonds. Underweighting consumer discretionary hurt, although this was offset somewhat by positive security selection there. Our cash position also detracted. Top contributors included Freeport-McMoRan Copper & Gold, Bank of America, chemicals manufacturer Celanese, ON Semiconductor and coal producer Peabody Energy. Not owning and underweighting, respectively, weak index components Amgen, a biotechnology company, and offshore oil driller Transocean further aided results. Conversely, avoiding Ford Motor hurt, as did investments in natural gas distributor El Paso and banking firms Wells Fargo and KeyCorp. Some of the securities mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Class A	1.06%
Actual		$ 1,000.00	$ 1,238.50	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.37
Class T	1.28%
Actual		$ 1,000.00	$ 1,237.50	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.48
Class B	1.83%
Actual		$ 1,000.00	$ 1,234.30	$ 10.25
HypotheticalA		$ 1,000.00	$ 1,015.89	$ 9.25
Class C	1.84%
Actual		$ 1,000.00	$ 1,233.70	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Convertible Securities	.76%
Actual		$ 1,000.00	$ 1,240.90	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,240.90	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. 6.75%	5.5	5.2
Peabody Energy Corp. 4.75% 12/15/66	4.9	4.7
Wells Fargo & Co. 7.50%	4.5	5.0
El Paso Corp. 4.99%	4.5	5.6
Celanese Corp. 4.25%	4.5	4.5
Bank of America Corp.	3.5	6.7
Chesapeake Energy Corp. 2.5% 5/15/37	2.5	1.4
Intel Corp. 2.95% 12/15/35	1.9	2.2
Bank of America Corp. Series L, 7.25%	1.7	2.0
Hertz Global Holdings, Inc. 5.25% 6/1/14	1.7	0.6
	35.2
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	17.9	16.5
Information Technology	17.2	18.0
Financials	14.2	19.4
Materials	11.6	11.6
Industrials	9.1	7.7
Asset Allocation (% of fund's net assets)
As of November 30, 2009 *		As of May 31, 2009 **
	Convertible Securities 80.7%		Convertible Securities 82.1%
	Stocks 9.5%		Stocks 10.8%
	Nonconvertible Bonds 1.4%		Nonconvertible Bonds 1.5%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 4.9%
	Floating Rate Loans 0.7%		Floating Rate Loans 0.7%
* Foreign investments	3.3%	** Foreign investments	3.0%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 55.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 54.2%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.0%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,084
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	1,005
Regis Corp. 5% 7/15/14	4,230	5,221
Stewart Enterprises, Inc. 3.375% 7/15/16 (f)	11,000	9,103
		15,329
Hotels, Restaurants & Leisure - 0.9%
WMS Industries, Inc.:
2.75% 7/15/10 (f)	4,000	11,794
2.75% 7/15/10	2,800	8,256
		20,050
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,089
Media - 1.1%
Regal Entertainment Group 6.25% 3/15/11 (f)	19,297	19,201
XM Satellite Radio, Inc. 7% 12/1/14 (f)	10,000	7,425
		26,626
Specialty Retail - 0.5%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	3,000	2,584
Charming Shoppes, Inc. 1.125% 5/1/14	5,000	3,500
Sonic Automotive, Inc. 5% 10/1/29	1,180	1,138
United Auto Group, Inc. 3.5% 4/1/26	4,533	4,527
		11,749
TOTAL CONSUMER DISCRETIONARY		75,927
CONSUMER STAPLES - 3.7%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,319
Food & Staples Retailing - 1.5%
Nash-Finch Co. 1.6314% 3/15/35 (d)	24,480	10,771
Rite Aid Corp. 8.5% 5/15/15	14,100	13,184
The Pantry, Inc. 3% 11/15/12	14,000	11,716
		35,671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 1.5%
Smithfield Foods, Inc. 4% 6/30/13	$ 22,250	$ 21,987
Tyson Foods, Inc. 3.25% 10/15/13	13,000	13,236
		35,223
TOTAL CONSUMER STAPLES		86,213
ENERGY - 13.1%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	11,509
Global Industries Ltd. 2.75% 8/1/27 (f)	10,000	5,925
Hercules Offshore, Inc. 3.375% 6/1/38 (f)	30,000	24,552
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	5,000	4,323
Oil States International, Inc. 2.375% 7/1/25 (f)	4,500	5,811
SESI LLC 1.5% 12/15/26 (d)(f)	7,000	6,283
		58,403
Oil, Gas & Consumable Fuels - 10.6%
Alpha Natural Resources, Inc. 2.375% 4/15/15	35,000	34,272
Chesapeake Energy Corp. 2.5% 5/15/37	70,250	59,256
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,486
Patriot Coal Corp. 3.25% 5/31/13 (f)	6,000	4,680
Peabody Energy Corp. 4.75% 12/15/66	117,250	114,905
Pioneer Natural Resources Co. 2.875% 1/15/38	10,000	10,175
Quicksilver Resources, Inc. 1.875% 11/1/24 (f)	14,500	16,150
Western Refining, Inc. 5.75% 6/15/14	7,810	6,066
		250,990
TOTAL ENERGY		309,393
FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	26,850
HEALTH CARE - 6.2%
Health Care Equipment & Supplies - 3.5%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	8,500	9,637
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	21,000	23,993
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc.: - continued
3% 5/15/16	$ 10,000	$ 11,425
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	15,000	13,870
Medtronic, Inc. 1.625% 4/15/13	16,000	16,261
SonoSite, Inc. 3.75% 7/15/14	7,000	6,462
		81,648
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,618
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	4,000	3,748
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	3,300	6,732
2.5% 10/1/23	7,400	15,096
		25,576
Pharmaceuticals - 1.4%
Biovail Corp. 5.375% 8/1/14	10,000	11,710
Nektar Therapeutics 3.25% 9/28/12	9,000	8,117
Valeant Pharmaceuticals International 4% 11/15/13	10,000	12,100
		31,927
TOTAL HEALTH CARE		144,769
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,656
Airlines - 1.4%
AirTran Holdings, Inc. 7% 7/1/23	10,000	9,875
AMR Corp. 6.25% 10/15/14	1,990	1,746
UAL Corp.:
4.5% 6/30/21 (f)	10,500	8,239
4.5% 6/30/21	5,000	3,924
6% 10/15/29	3,600	3,834
US Airways Group, Inc. 7% 9/30/20 (f)	4,810	4,347
		31,965
Commercial Services & Supplies - 0.6%
Metalico, Inc. 7% 6/30/28 (g)	21,500	14,728
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.7%
MasTec, Inc. 4.25% 12/15/14 (f)	$ 8,000	$ 8,580
Quanta Services, Inc. 3.75% 4/30/26 (f)	7,000	7,232
		15,812
Electrical Equipment - 1.7%
C&D Technologies, Inc.:
5.25% 11/1/25 (f)	4,400	2,657
5.25% 11/1/25	32,596	19,680
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,495
General Cable Corp. 1% 10/15/12 (f)	16,000	14,824
SunPower Corp. 4.75% 4/15/14	2,020	2,064
		40,720
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	2,436
Machinery - 1.0%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	5,500	3,974
2.375% 5/15/26	8,000	5,780
Terex Corp. 4% 6/1/15	1,090	1,503
Trinity Industries, Inc. 3.875% 6/1/36	15,000	11,381
		22,638
Marine - 1.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	34,000	19,720
Horizon Lines, Inc. 4.25% 8/15/12 (f)	15,000	11,850
		31,570
Road & Rail - 1.7%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	39,506
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	960	1,019
TOTAL INDUSTRIALS		215,050
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.3%
Finisar Corp. 5% 10/15/29 (f)	2,500	2,753
JDS Uniphase Corp. 1% 5/15/26 (f)	14,000	11,935
L-3 Communications Corp. 3% 8/1/35	3,000	3,068
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc. 2.875% 6/15/25	$ 10,000	$ 8,319
Symmetricom, Inc. 3.25% 6/15/25	5,214	4,660
		30,735
Computers & Peripherals - 1.7%
EMC Corp. 1.75% 12/1/13 (f)	17,000	20,740
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	8,168
SanDisk Corp. 1% 5/15/13	13,000	10,157
		39,065
Electronic Equipment & Components - 1.7%
Anixter International, Inc. 1% 2/15/13 (f)	4,540	4,197
Itron, Inc. 2.5% 8/1/26	9,500	11,204
Merix Corp.:
4% 5/15/13 (f)	11,250	5,673
4% 5/15/13	7,600	3,833
Newport Corp. 2.5% 2/15/12 (f)	3,750	3,288
SYNNEX Corp. 4% 5/15/18 (f)	10,000	11,740
		39,935
Internet Software & Services - 0.3%
VeriSign, Inc. 3.25% 8/15/37	10,000	8,301
IT Services - 1.7%
Alliance Data Systems Corp.:
1.75% 8/1/13	14,788	14,475
4.75% 5/15/14 (f)	1,300	1,912
BearingPoint, Inc. 3.1% 12/15/24 (c)(f)	8,000	1
CACI International, Inc. 2.125% 5/1/14	6,000	6,255
DST Systems, Inc. 4.125% 8/15/23	16,100	17,167
		39,810
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	10,000	9,788
6% 5/1/15	25,000	21,938
Amkor Technology, Inc. 6% 4/15/14 (f)	10,890	22,119
Conexant Systems, Inc. 4% 3/1/26	7,000	6,423
Intel Corp.:
2.95% 12/15/35	48,000	44,640
3.25% 8/1/39 (f)	17,000	18,786
LTX-Credence Corp. 3.5% 5/15/11	10,333	1,391
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.:
1.875% 6/1/14	$ 10,000	$ 8,175
4.25% 10/15/13	1,130	1,857
ON Semiconductor Corp.:
1.875% 12/15/25 (f)	3,750	4,730
2.625% 12/15/26	35,330	36,081
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,319
Spansion, Inc. 2.25% 6/15/16 (c)(f)	2,227	746
Xilinx, Inc. 3.125% 3/15/37	10,000	8,563
		196,556
TOTAL INFORMATION TECHNOLOGY		354,402
MATERIALS - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA 5% 5/15/14	2,170	3,267
Goldcorp, Inc. 2% 8/1/14 (f)	5,000	5,900
Newmont Mining Corp. 3% 2/15/12	2,120	2,834
Steel Dynamics, Inc. 5.125% 6/15/14	860	1,047
		13,048
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	16,000	13,520
7% 3/15/15	10,000	10,125
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,045
		29,690
Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc. 4.5% 7/15/14	26,000	20,410
TOTAL TELECOMMUNICATION SERVICES		50,100
TOTAL CONVERTIBLE BONDS		1,275,752
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.3%
TRW Automotive, Inc.:
7% 3/15/14 (f)	$ 1,300	$ 1,230
7.25% 3/15/17 (f)	6,230	5,763
		6,993
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (d)(f)	2,186	2,186
TOTAL CONSUMER DISCRETIONARY		9,179
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC:
7.5% 12/31/13 (f)	4,264	3,923
8% 12/31/18 (f)	3,812	3,183
		7,106
INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (h)	20,988	15,974
TOTAL NONCONVERTIBLE BONDS		32,259
TOTAL CORPORATE BONDS (Cost $1,335,215)		1,308,011
Common Stocks - 9.5%
	Shares
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.4%
Johnson Controls, Inc.	344,134	9,309
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	8,824
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.5%
Ambassadors International, Inc. (a)	1,843,012	$ 758
Domino's Pizza, Inc. (a)	170,400	1,341
Las Vegas Sands Corp. (a)(e)	628,200	9,624
		11,723
TOTAL CONSUMER DISCRETIONARY		29,856
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. (a)(e)	500,000	3,630
FINANCIALS - 5.8%
Commercial Banks - 2.3%
Huntington Bancshares, Inc.	5,820,500	22,234
KeyCorp	5,414,100	31,727
		53,961
Diversified Financial Services - 3.5%
Bank of America Corp.	5,181,985	82,134
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	2,959,042	316
TOTAL FINANCIALS		136,411
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
EMCORE Corp. (a)(e)	172,258	155
Finisar Corp. (a)(e)	1,174,120	10,684
		10,839
Electronic Equipment & Components - 0.0%
L-1 Identity Solutions, Inc. (a)	100,000	614
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	843,200	4,680
ON Semiconductor Corp. (a)	2,169,500	16,835
		21,515
TOTAL INFORMATION TECHNOLOGY		32,968
MATERIALS - 0.7%
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	196,161	16,242
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	167,000	$ 3,998
TOTAL COMMON STOCKS (Cost $214,798)		223,105
Convertible Preferred Stocks - 26.5%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.7%
Ford Motor Co. Capital Trust II 6.50%	450,000	15,836
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50% (f)	100,000	11,775
Media - 0.5%
Interpublic Group of Companies, Inc. 5.25%	10,000	6,782
LodgeNet Entertainment Corp. 10.00% (f)	4,997	6,133
		12,915
TOTAL CONSUMER DISCRETIONARY		40,526
CONSUMER STAPLES - 2.2%
Food Products - 2.2%
Archer Daniels Midland Co. 6.25%	600,000	25,302
Bunge Ltd.:
4.875%	237,000	20,041
5.125%	10,000	6,142
		51,485
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
El Paso Corp. 4.99% (f)	119,290	105,935
Goodrich Petroleum Corp. 5.375%	100,000	4,041
		109,976
FINANCIALS - 6.7%
Commercial Banks - 4.6%
Huntington Bancshares, Inc. 8.50%	2,100	1,779
Wells Fargo & Co. 7.50%	120,550	106,931
		108,710
Diversified Financial Services - 1.7%
Bank of America Corp. Series L, 7.25%	47,085	40,140
Convertible Preferred Stocks - continued
	Shares	Value (000s)
Insurance - 0.4%
Assured Guaranty Ltd. 8.50%	100,000	$ 9,383
TOTAL FINANCIALS		158,233
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Tenet Healthcare Corp. 7.00% (a)	30,000	27,693
MATERIALS - 10.0%
Chemicals - 4.5%
Celanese Corp. 4.25%	2,750,500	104,519
Metals & Mining - 5.5%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	1,093,500	129,510
TOTAL MATERIALS		234,029
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $629,570)		621,942
Floating Rate Loans - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (h)	$ 8,005	1,601
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (h)	9,000	7,875
MATERIALS - 0.3%
Chemicals - 0.3%
Georgia Gulf Corp. term loan 10% 10/3/13 (h)	6,585	6,535
TOTAL FLOATING RATE LOANS (Cost $18,409)		16,011
Money Market Funds - 8.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (i)	169,058,123	$ 169,058
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(i)	19,889,101	19,889
TOTAL MONEY MARKET FUNDS (Cost $188,947)		188,947
Cash Equivalents - 0.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $14,769)	$ 14,769	14,769
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,401,708)		2,372,785
NET OTHER ASSETS - (0.9)%		(20,107)
NET ASSETS - 100%		$ 2,352,678
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $511,882,000 or 21.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,769,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 7,752
Banc of America Securities LLC	2,894
Barclays Capital, Inc.	4,123
$ 14,769
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 382
Fidelity Securities Lending Cash Central Fund	134
Total	$ 516
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 70,382	$ 29,856	$ 40,526	$ -
Consumer Staples	51,485	-	51,485	-
Energy	113,606	3,630	109,976	-
Financials	294,644	176,551	118,093	-
Health Care	27,693	-	27,693	-
Information Technology	32,968	32,968	-	-
Materials	250,271	16,242	234,029	-
Utilities	3,998	3,998	-	-
Corporate Bonds	1,308,011	-	1,304,434	3,577
Floating Rate Loans	16,011	-	16,011	-
Money Market Funds	188,947	188,947	-	-
Cash Equivalents	14,769	-	14,769	-
Total Investments in Securities:	$ 2,372,785	$ 452,192	$ 1,917,016	$ 3,577
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,213
Total Realized Gain (Loss)	(7,309)
Total Unrealized Gain (Loss)	1,177
Cost of Purchases	4,345
Proceeds of Sales	(1,178)
Amortization/Accretion	1,277
Transfers in/out of Level 3	(5,948)
Ending Balance	$ 3,577
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (1,143)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	4.3%
BBB	3.8%
BB	12.7%
B	11.9%
CCC,CC,C	9.2%
D	0.0%
Not Rated	14.4%
Equities	36.0%
Short-Term Investments and Net Other Assets	7.7%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $373,212,000 of which $52,524,000 and $320,688,000 will expire on November 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $499,000 of losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $18,847 and repurchase agreements of $14,769) - See accompanying schedule: Unaffiliated issuers (cost $2,212,761)	$ 2,183,838
Fidelity Central Funds (cost $188,947)	188,947
Total Investments (cost $2,401,708)		$ 2,372,785
Receivable for fund shares sold		2,162
Dividends receivable		3,455
Interest receivable		15,068
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		12
Other receivables		18
Total assets		2,393,537

Liabilities
Payable for investments purchased Regular delivery	$ 2,242
Delayed delivery	14,769
Payable for fund shares redeemed	2,302
Accrued management fee	928
Distribution fees payable	4
Other affiliated payables	654
Other payables and accrued expenses	71
Collateral on securities loaned, at value	19,889
Total liabilities		40,859

Net Assets		$ 2,352,678
Net Assets consist of:
Paid in capital		$ 2,730,765
Undistributed net investment income		29,835
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,999)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(28,923)
Net Assets		$ 2,352,678

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,729.2 ÷ 269.551 shares)	$ 21.25

Maximum offering price per share (100/94.25 of $21.25)	$ 22.55
Class T: Net Asset Value and redemption price per share ($1,923.4 ÷ 90.521 shares)	$ 21.25

Maximum offering price per share (100/96.50 of $21.25)	$ 22.02
Class B: Net Asset Value and offering price per share ($629.3 ÷ 29.655 shares)A	$ 21.22

Class C: Net Asset Value and offering price per share ($1,682.5 ÷ 79.348 shares)A	$ 21.20

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,339,632.9 ÷ 109,851.989 shares)	$ 21.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,080.4 ÷ 144.714 shares)	$ 21.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends		$ 50,852
Interest		63,211
Income from Fidelity Central Funds		516
Total income		114,579

Expenses
Management fee Basic fee	$ 8,436
Performance adjustment	(1,388)
Transfer agent fees	4,698
Distribution fees	19
Accounting and security lending fees	604
Custodian fees and expenses	23
Independent trustees' compensation	13
Registration fees	165
Audit	81
Legal	29
Miscellaneous	38
Total expenses before reductions	12,718
Expense reductions	(89)	12,629
Net investment income (loss)		101,950
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(232,126)
Foreign currency transactions	(14)
Total net realized gain (loss)		(232,140)
Change in net unrealized appreciation (depreciation) on: Investment securities		1,040,568
Net gain (loss)		808,428
Net increase (decrease) in net assets resulting from operations		$ 910,378

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,950	$ 86,298
Net realized gain (loss)	(232,140)	(146,923)
Change in net unrealized appreciation (depreciation)	1,040,568	(1,573,541)
Net increase (decrease) in net assets resulting from operations	910,378	(1,634,166)
Distributions to shareholders from net investment income	(103,307)	(70,992)
Distributions to shareholders from net realized gain	-	(86,711)
Total distributions	(103,307)	(157,703)
Share transactions - net increase (decrease)	106,423	312,218
Total increase (decrease) in net assets	913,494	(1,479,651)

Net Assets
Beginning of period	1,439,184	2,918,835
End of period (including undistributed net investment income of $29,835 and undistributed net investment income of $31,693, respectively)	$ 2,352,678	$ 1,439,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.58
Net realized and unrealized gain (loss)	8.53
Total from investment operations	9.11
Distributions from net investment income	(.65)
Net asset value, end of period	$ 21.25
Total Return B, C, D	72.83%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A
Expenses net of fee waivers, if any	1.04% A
Expenses net of all reductions	1.04% A
Net investment income (loss)	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 6
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.57
Net realized and unrealized gain (loss)	8.52
Total from investment operations	9.09
Distributions from net investment income	(.63)
Net asset value, end of period	$ 21.25
Total Return B, C, D	72.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 2
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.50
Net realized and unrealized gain (loss)	8.51
Total from investment operations	9.01
Distributions from net investment income	(.58)
Net asset value, end of period	$ 21.22
Total Return B, C, D	71.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.78% A
Expenses net of fee waivers, if any	1.78% A
Expenses net of all reductions	1.78% A
Net investment income (loss)	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.47
Net realized and unrealized gain (loss)	8.53
Total from investment operations	9.00
Distributions from net investment income	(.59)
Net asset value, end of period	$ 21.20
Total Return B, C, D	71.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A
Expenses net of fee waivers, if any	1.80% A
Expenses net of all reductions	1.80% A
Net investment income (loss)	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 2
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Convertible Securities

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06
Income from Investment Operations
Net investment income (loss) B	.96	.76	.59	.49	.41
Net realized and unrealized gain (loss)	7.78	(14.43)	3.43	3.09	1.03
Total from investment operations	8.74	(13.67)	4.02	3.58	1.44
Distributions from net investment income	(.99)	(.64)	(.50)	(.50)	(.34)
Distributions from net realized gain	-	(.85)	(.02)	(.01)	(.02)
Total distributions	(.99)	(1.49)	(.52)	(.51)	(.36)
Net asset value, end of period	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14
Total Return A	67.65%	(50.09)%	16.02%	16.38%	6.91%
Ratios to Average Net Assets C, E
Expenses before reductions	.70%	.78%	.79%	.83%	.70%
Expenses net of fee waivers, if any	.69%	.78%	.79%	.83%	.70%
Expenses net of all reductions	.69%	.78%	.79%	.83%	.69%
Net investment income (loss)	5.59%	3.06%	2.11%	2.09%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2,340	$ 1,439	$ 2,919	$ 2,083	$ 1,754
Portfolio turnover rate D	31%	39%	24%	35%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended November 30,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.63
Net realized and unrealized gain (loss)	8.54
Total from investment operations	9.17
Distributions from net investment income	(.67)
Net asset value, end of period	$ 21.29
Total Return B, C	73.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A
Expenses net of fee waivers, if any	.73% A
Expenses net of all reductions	.73% A
Net investment income (loss)	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 3
Portfolio turnover rate F	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Convertible Securities on February 19, 2009. The Fund offers Class A, Class T, Class B, Class C, Convertible Securities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 21, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans and preferred securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2008, dividend income has been increased $5,558,867 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 214,182,115
Gross unrealized depreciation	(235,518,336)
Net unrealized appreciation (depreciation)	$ (21,336,221)

Tax Cost	$ 2,394,121,424

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 16,962,251
Capital loss carryforward	$ (373,211,859)
Net unrealized appreciation (depreciation)	$ (21,336,234)

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 103,306,575	$ 78,125,132
Long-term Capital Gains	-	79,577,937
Total	$ 103,306,575	$ 157,703,069

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $521,931,829 and $572,549,343.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Convertible Securities as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,940	$ 759
Class T	.25%	.25%	3,908	537
Class B	.75%	.25%	2,823	2,399
Class C	.75%	.25%	7,310	4,254
			$ 18,981	$ 7,949

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,302
Class T	1,180
Class B*	10
Class C*	779
$ 11,271

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,125	.26*
Class T	1,884	.24*
Class B	797	.28*
Class C	2,168	.30*
Convertible Securities	4,684,599.26
Institutional Class	2,967	.22*
	$ 4,697,540

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,795 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,813 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $134,365.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Convertible Securities operating expenses. During the period, this reimbursement reduced the Class' expenses by $65,625.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,608 for the period.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009 A	2008
From net investment income
Class A	$ 61,953	$ -
Class T	28,002	-
Class B	9,243	-
Class C	24,145	-
Convertible Securities	103,133,204	70,991,794
Institutional Class	50,028	-
Total	$ 103,306,575	$ 70,991,794
From net realized gain
Convertible Securities	$ -	$ 86,711,275

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 A	2008	2009 A	2008
Class A
Shares sold	305,939	-	$ 5,805,376	$ -
Reinvestment of distributions	2,890	-	54,443	-
Shares redeemed	(39,278)	-	(800,731)	-
Net increase (decrease)	269,551	-	$ 5,059,088	$ -
Class T
Shares sold	94,512	-	$ 1,655,654	$ -
Reinvestment of distributions	1,552	-	27,030	-
Shares redeemed	(5,543)	-	(109,950)	-
Net increase (decrease)	90,521	-	$ 1,572,734	$ -
Class B
Shares sold	29,442	-	$ 490,401	$ -
Reinvestment of distributions	460	-	7,720	-
Shares redeemed	(247)	-	(4,529)	-
Net increase (decrease)	29,655	-	$ 493,592	$ -

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2009 A	2008	2009 A	2008
Class C
Shares sold	91,427	-	$ 1,572,703	$ -
Reinvestment of distributions	1,336	-	22,966	-
Shares redeemed	(13,415)	-	(247,962)	-
Net increase (decrease)	79,348	-	$ 1,347,707	$ -
Convertible Securities
Shares sold	36,050,971	47,041,632	$ 630,445,311	$ 1,227,244,254
Reinvestment of distributions	6,069,792	5,508,343	92,808,324	144,171,892
Shares redeemed	(38,504,908)	(47,983,510)	(627,812,957)	(1,059,198,942)
Net increase (decrease)	3,615,855	4,566,465	$ 95,440,678	$ 312,217,204
Institutional Class
Shares sold	172,432	-	$ 3,106,558	$ -
Reinvestment of distributions	2,413	-	44,098	-
Shares redeemed	(30,131)	-	(641,634)	-
Net increase (decrease)	144,714	-	$ 2,509,022	$ -

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Convertible Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Convertible Securities Fund (a fund of Fidelity Financial Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Convertible Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates $43,175,940 of distributions paid during the period January 1, 2009 to November 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 5%, 1%, 1%, and 1% of the dividends distributed in December 2008, April 2009, July 2009, and October 2009, respectively, as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 7% of the dividends distributed in December 2008 as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Convertible Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Advisor classes as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Convertible Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Convertible Securities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CVS-UANN-0110
1.786706.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Convertible Securities

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Convertible Securities Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)A	57.59%	2.57%	5.30%
Class T (incl. 3.50% sales charge)B	61.14%	3.03%	5.53%
Class B (incl. contingent deferred sales charge) C	61.26%	3.33%	5.86%
Class C (incl. contingent deferred sales charge) D	65.22%	3.67%	5.86%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Convertible Securities, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Convertible Securities, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Convertible Securities, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Convertible Securities, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Convertible Securities Fund - Class A on November 30, 1999, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch All US Convertibles Index performed over the same period. The initial offering of Fidelity Advisor Convertible Securities Fund - Class A took place on February 19, 2009. See the previous page for additional information regarding the performance of Fidelity Advisor Convertible Securities Fund - Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Convertible securities enjoyed very strong performance during the year ending November 30, 2009, with The BofA Merrill Lynch All US Convertibles IndexSM returning 50.95%. To compare, the Standard & Poor's 500SM Index, a common proxy for the performance of the U.S. stock market, rose 25.39% and the Barclays Capital U.S. Aggregate Bond Index, a measure of the domestic taxable bond market, appreciated 11.63%. Convertibles rallied as demand increased, especially from bond investors who typically don't invest in convertibles but were attracted by their valuations. Equity-income investors also took a closer look at this market, lured by convertibles' high-single-digit yields; the securities' ability to participate in the share-price moves of a company's common stock; and their higher position in a company's capital structure than its common stock, providing additional protection in case the issuer declares bankruptcy. New issuance in the convertible securities market increased starting in March, especially from technology and industrial companies in the process of restructuring their debt at more-attractive rates. However, supply in the secondary market fell because many firms bought back their own convertible securities.

Comments from Thomas Soviero, Portfolio Manager of Fidelity Advisor Convertible Securities Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 67.21%, 66.98%, 66.26% and 66.22%, respectively (excluding sales charges), solidly outperforming the BofA Merrill Lynch index. Contributions came from strong security selection and favorable weighting decisions among materials, health care and technology. Security selection in diversified financials also helped. From an asset class perspective, heavily underweighting the more-conservative convertible bond sector, as well as good security selection there, aided results. A corresponding overweighting in higher-volatility convertible preferred stocks contributed further, as did out-of-benchmark allocations to equities and high-yield bonds. Underweighting consumer discretionary hurt, although this was offset somewhat by positive security selection there. Our cash position also detracted. Top contributors included Freeport-McMoRan Copper & Gold, Bank of America, chemicals manufacturer Celanese, ON Semiconductor and coal producer Peabody Energy. Not owning and underweighting, respectively, weak index components Amgen, a biotechnology company, and offshore oil driller Transocean further aided results. Conversely, avoiding Ford Motor hurt, as did investments in natural gas distributor El Paso and banking firms Wells Fargo and KeyCorp. Some of the securities mentioned were not held at period end.

Comments from Thomas Soviero, Portfolio Manager of Fidelity Advisor Convertible Securities Fund: For the year, the fund's Institutional Class shares returned 67.67%, solidly outperforming the BofA Merrill Lynch index. Contributions came from strong security selection and favorable weighting decisions among materials, health care and technology. Security selection in diversified financials also helped. From an asset class perspective, heavily underweighting the more-conservative convertible bond sector, as well as good security selection there, aided results. A corresponding overweighting in higher-volatility convertible preferred stocks contributed further, as did out-of-benchmark allocations to equities and high-yield bonds. Underweighting consumer discretionary hurt, although this was offset somewhat by positive security selection there. Our cash position also detracted. Top contributors included Freeport-McMoRan Copper & Gold, Bank of America, chemicals manufacturer Celanese, ON Semiconductor and coal producer Peabody Energy. Not owning and underweighting, respectively, weak index components Amgen, a biotechnology company, and offshore oil driller Transocean further aided results. Conversely, avoiding Ford Motor hurt, as did investments in natural gas distributor El Paso and banking firms Wells Fargo and KeyCorp. Some of the securities mentioned were not held at period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Class A	1.06%
Actual		$ 1,000.00	$ 1,238.50	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.37
Class T	1.28%
Actual		$ 1,000.00	$ 1,237.50	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.48
Class B	1.83%
Actual		$ 1,000.00	$ 1,234.30	$ 10.25
HypotheticalA		$ 1,000.00	$ 1,015.89	$ 9.25
Class C	1.84%
Actual		$ 1,000.00	$ 1,233.70	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Convertible Securities	.76%
Actual		$ 1,000.00	$ 1,240.90	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,240.90	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. 6.75%	5.5	5.2
Peabody Energy Corp. 4.75% 12/15/66	4.9	4.7
Wells Fargo & Co. 7.50%	4.5	5.0
El Paso Corp. 4.99%	4.5	5.6
Celanese Corp. 4.25%	4.5	4.5
Bank of America Corp.	3.5	6.7
Chesapeake Energy Corp. 2.5% 5/15/37	2.5	1.4
Intel Corp. 2.95% 12/15/35	1.9	2.2
Bank of America Corp. Series L, 7.25%	1.7	2.0
Hertz Global Holdings, Inc. 5.25% 6/1/14	1.7	0.6
	35.2
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	17.9	16.5
Information Technology	17.2	18.0
Financials	14.2	19.4
Materials	11.6	11.6
Industrials	9.1	7.7
Asset Allocation (% of fund's net assets)
As of November 30, 2009 *		As of May 31, 2009 **
	Convertible Securities 80.7%		Convertible Securities 82.1%
	Stocks 9.5%		Stocks 10.8%
	Nonconvertible Bonds 1.4%		Nonconvertible Bonds 1.5%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 4.9%
	Floating Rate Loans 0.7%		Floating Rate Loans 0.7%
* Foreign investments	3.3%	** Foreign investments	3.0%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 55.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 54.2%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.0%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,084
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	1,005
Regis Corp. 5% 7/15/14	4,230	5,221
Stewart Enterprises, Inc. 3.375% 7/15/16 (f)	11,000	9,103
		15,329
Hotels, Restaurants & Leisure - 0.9%
WMS Industries, Inc.:
2.75% 7/15/10 (f)	4,000	11,794
2.75% 7/15/10	2,800	8,256
		20,050
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,089
Media - 1.1%
Regal Entertainment Group 6.25% 3/15/11 (f)	19,297	19,201
XM Satellite Radio, Inc. 7% 12/1/14 (f)	10,000	7,425
		26,626
Specialty Retail - 0.5%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	3,000	2,584
Charming Shoppes, Inc. 1.125% 5/1/14	5,000	3,500
Sonic Automotive, Inc. 5% 10/1/29	1,180	1,138
United Auto Group, Inc. 3.5% 4/1/26	4,533	4,527
		11,749
TOTAL CONSUMER DISCRETIONARY		75,927
CONSUMER STAPLES - 3.7%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,319
Food & Staples Retailing - 1.5%
Nash-Finch Co. 1.6314% 3/15/35 (d)	24,480	10,771
Rite Aid Corp. 8.5% 5/15/15	14,100	13,184
The Pantry, Inc. 3% 11/15/12	14,000	11,716
		35,671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 1.5%
Smithfield Foods, Inc. 4% 6/30/13	$ 22,250	$ 21,987
Tyson Foods, Inc. 3.25% 10/15/13	13,000	13,236
		35,223
TOTAL CONSUMER STAPLES		86,213
ENERGY - 13.1%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	11,509
Global Industries Ltd. 2.75% 8/1/27 (f)	10,000	5,925
Hercules Offshore, Inc. 3.375% 6/1/38 (f)	30,000	24,552
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	5,000	4,323
Oil States International, Inc. 2.375% 7/1/25 (f)	4,500	5,811
SESI LLC 1.5% 12/15/26 (d)(f)	7,000	6,283
		58,403
Oil, Gas & Consumable Fuels - 10.6%
Alpha Natural Resources, Inc. 2.375% 4/15/15	35,000	34,272
Chesapeake Energy Corp. 2.5% 5/15/37	70,250	59,256
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,486
Patriot Coal Corp. 3.25% 5/31/13 (f)	6,000	4,680
Peabody Energy Corp. 4.75% 12/15/66	117,250	114,905
Pioneer Natural Resources Co. 2.875% 1/15/38	10,000	10,175
Quicksilver Resources, Inc. 1.875% 11/1/24 (f)	14,500	16,150
Western Refining, Inc. 5.75% 6/15/14	7,810	6,066
		250,990
TOTAL ENERGY		309,393
FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	26,850
HEALTH CARE - 6.2%
Health Care Equipment & Supplies - 3.5%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	8,500	9,637
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	21,000	23,993
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc.: - continued
3% 5/15/16	$ 10,000	$ 11,425
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	15,000	13,870
Medtronic, Inc. 1.625% 4/15/13	16,000	16,261
SonoSite, Inc. 3.75% 7/15/14	7,000	6,462
		81,648
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,618
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	4,000	3,748
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	3,300	6,732
2.5% 10/1/23	7,400	15,096
		25,576
Pharmaceuticals - 1.4%
Biovail Corp. 5.375% 8/1/14	10,000	11,710
Nektar Therapeutics 3.25% 9/28/12	9,000	8,117
Valeant Pharmaceuticals International 4% 11/15/13	10,000	12,100
		31,927
TOTAL HEALTH CARE		144,769
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,656
Airlines - 1.4%
AirTran Holdings, Inc. 7% 7/1/23	10,000	9,875
AMR Corp. 6.25% 10/15/14	1,990	1,746
UAL Corp.:
4.5% 6/30/21 (f)	10,500	8,239
4.5% 6/30/21	5,000	3,924
6% 10/15/29	3,600	3,834
US Airways Group, Inc. 7% 9/30/20 (f)	4,810	4,347
		31,965
Commercial Services & Supplies - 0.6%
Metalico, Inc. 7% 6/30/28 (g)	21,500	14,728
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.7%
MasTec, Inc. 4.25% 12/15/14 (f)	$ 8,000	$ 8,580
Quanta Services, Inc. 3.75% 4/30/26 (f)	7,000	7,232
		15,812
Electrical Equipment - 1.7%
C&D Technologies, Inc.:
5.25% 11/1/25 (f)	4,400	2,657
5.25% 11/1/25	32,596	19,680
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,495
General Cable Corp. 1% 10/15/12 (f)	16,000	14,824
SunPower Corp. 4.75% 4/15/14	2,020	2,064
		40,720
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	2,436
Machinery - 1.0%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	5,500	3,974
2.375% 5/15/26	8,000	5,780
Terex Corp. 4% 6/1/15	1,090	1,503
Trinity Industries, Inc. 3.875% 6/1/36	15,000	11,381
		22,638
Marine - 1.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	34,000	19,720
Horizon Lines, Inc. 4.25% 8/15/12 (f)	15,000	11,850
		31,570
Road & Rail - 1.7%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	39,506
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	960	1,019
TOTAL INDUSTRIALS		215,050
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.3%
Finisar Corp. 5% 10/15/29 (f)	2,500	2,753
JDS Uniphase Corp. 1% 5/15/26 (f)	14,000	11,935
L-3 Communications Corp. 3% 8/1/35	3,000	3,068
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc. 2.875% 6/15/25	$ 10,000	$ 8,319
Symmetricom, Inc. 3.25% 6/15/25	5,214	4,660
		30,735
Computers & Peripherals - 1.7%
EMC Corp. 1.75% 12/1/13 (f)	17,000	20,740
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	8,168
SanDisk Corp. 1% 5/15/13	13,000	10,157
		39,065
Electronic Equipment & Components - 1.7%
Anixter International, Inc. 1% 2/15/13 (f)	4,540	4,197
Itron, Inc. 2.5% 8/1/26	9,500	11,204
Merix Corp.:
4% 5/15/13 (f)	11,250	5,673
4% 5/15/13	7,600	3,833
Newport Corp. 2.5% 2/15/12 (f)	3,750	3,288
SYNNEX Corp. 4% 5/15/18 (f)	10,000	11,740
		39,935
Internet Software & Services - 0.3%
VeriSign, Inc. 3.25% 8/15/37	10,000	8,301
IT Services - 1.7%
Alliance Data Systems Corp.:
1.75% 8/1/13	14,788	14,475
4.75% 5/15/14 (f)	1,300	1,912
BearingPoint, Inc. 3.1% 12/15/24 (c)(f)	8,000	1
CACI International, Inc. 2.125% 5/1/14	6,000	6,255
DST Systems, Inc. 4.125% 8/15/23	16,100	17,167
		39,810
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	10,000	9,788
6% 5/1/15	25,000	21,938
Amkor Technology, Inc. 6% 4/15/14 (f)	10,890	22,119
Conexant Systems, Inc. 4% 3/1/26	7,000	6,423
Intel Corp.:
2.95% 12/15/35	48,000	44,640
3.25% 8/1/39 (f)	17,000	18,786
LTX-Credence Corp. 3.5% 5/15/11	10,333	1,391
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.:
1.875% 6/1/14	$ 10,000	$ 8,175
4.25% 10/15/13	1,130	1,857
ON Semiconductor Corp.:
1.875% 12/15/25 (f)	3,750	4,730
2.625% 12/15/26	35,330	36,081
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,319
Spansion, Inc. 2.25% 6/15/16 (c)(f)	2,227	746
Xilinx, Inc. 3.125% 3/15/37	10,000	8,563
		196,556
TOTAL INFORMATION TECHNOLOGY		354,402
MATERIALS - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA 5% 5/15/14	2,170	3,267
Goldcorp, Inc. 2% 8/1/14 (f)	5,000	5,900
Newmont Mining Corp. 3% 2/15/12	2,120	2,834
Steel Dynamics, Inc. 5.125% 6/15/14	860	1,047
		13,048
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	16,000	13,520
7% 3/15/15	10,000	10,125
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,045
		29,690
Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc. 4.5% 7/15/14	26,000	20,410
TOTAL TELECOMMUNICATION SERVICES		50,100
TOTAL CONVERTIBLE BONDS		1,275,752
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.3%
TRW Automotive, Inc.:
7% 3/15/14 (f)	$ 1,300	$ 1,230
7.25% 3/15/17 (f)	6,230	5,763
		6,993
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (d)(f)	2,186	2,186
TOTAL CONSUMER DISCRETIONARY		9,179
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC:
7.5% 12/31/13 (f)	4,264	3,923
8% 12/31/18 (f)	3,812	3,183
		7,106
INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (h)	20,988	15,974
TOTAL NONCONVERTIBLE BONDS		32,259
TOTAL CORPORATE BONDS (Cost $1,335,215)		1,308,011
Common Stocks - 9.5%
	Shares
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.4%
Johnson Controls, Inc.	344,134	9,309
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	8,824
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.5%
Ambassadors International, Inc. (a)	1,843,012	$ 758
Domino's Pizza, Inc. (a)	170,400	1,341
Las Vegas Sands Corp. (a)(e)	628,200	9,624
		11,723
TOTAL CONSUMER DISCRETIONARY		29,856
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. (a)(e)	500,000	3,630
FINANCIALS - 5.8%
Commercial Banks - 2.3%
Huntington Bancshares, Inc.	5,820,500	22,234
KeyCorp	5,414,100	31,727
		53,961
Diversified Financial Services - 3.5%
Bank of America Corp.	5,181,985	82,134
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	2,959,042	316
TOTAL FINANCIALS		136,411
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
EMCORE Corp. (a)(e)	172,258	155
Finisar Corp. (a)(e)	1,174,120	10,684
		10,839
Electronic Equipment & Components - 0.0%
L-1 Identity Solutions, Inc. (a)	100,000	614
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	843,200	4,680
ON Semiconductor Corp. (a)	2,169,500	16,835
		21,515
TOTAL INFORMATION TECHNOLOGY		32,968
MATERIALS - 0.7%
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	196,161	16,242
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	167,000	$ 3,998
TOTAL COMMON STOCKS (Cost $214,798)		223,105
Convertible Preferred Stocks - 26.5%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.7%
Ford Motor Co. Capital Trust II 6.50%	450,000	15,836
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50% (f)	100,000	11,775
Media - 0.5%
Interpublic Group of Companies, Inc. 5.25%	10,000	6,782
LodgeNet Entertainment Corp. 10.00% (f)	4,997	6,133
		12,915
TOTAL CONSUMER DISCRETIONARY		40,526
CONSUMER STAPLES - 2.2%
Food Products - 2.2%
Archer Daniels Midland Co. 6.25%	600,000	25,302
Bunge Ltd.:
4.875%	237,000	20,041
5.125%	10,000	6,142
		51,485
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
El Paso Corp. 4.99% (f)	119,290	105,935
Goodrich Petroleum Corp. 5.375%	100,000	4,041
		109,976
FINANCIALS - 6.7%
Commercial Banks - 4.6%
Huntington Bancshares, Inc. 8.50%	2,100	1,779
Wells Fargo & Co. 7.50%	120,550	106,931
		108,710
Diversified Financial Services - 1.7%
Bank of America Corp. Series L, 7.25%	47,085	40,140
Convertible Preferred Stocks - continued
	Shares	Value (000s)
Insurance - 0.4%
Assured Guaranty Ltd. 8.50%	100,000	$ 9,383
TOTAL FINANCIALS		158,233
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Tenet Healthcare Corp. 7.00% (a)	30,000	27,693
MATERIALS - 10.0%
Chemicals - 4.5%
Celanese Corp. 4.25%	2,750,500	104,519
Metals & Mining - 5.5%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	1,093,500	129,510
TOTAL MATERIALS		234,029
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $629,570)		621,942
Floating Rate Loans - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (h)	$ 8,005	1,601
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (h)	9,000	7,875
MATERIALS - 0.3%
Chemicals - 0.3%
Georgia Gulf Corp. term loan 10% 10/3/13 (h)	6,585	6,535
TOTAL FLOATING RATE LOANS (Cost $18,409)		16,011
Money Market Funds - 8.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (i)	169,058,123	$ 169,058
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(i)	19,889,101	19,889
TOTAL MONEY MARKET FUNDS (Cost $188,947)		188,947
Cash Equivalents - 0.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $14,769)	$ 14,769	14,769
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,401,708)		2,372,785
NET OTHER ASSETS - (0.9)%		(20,107)
NET ASSETS - 100%		$ 2,352,678
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $511,882,000 or 21.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,769,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 7,752
Banc of America Securities LLC	2,894
Barclays Capital, Inc.	4,123
$ 14,769
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 382
Fidelity Securities Lending Cash Central Fund	134
Total	$ 516
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 70,382	$ 29,856	$ 40,526	$ -
Consumer Staples	51,485	-	51,485	-
Energy	113,606	3,630	109,976	-
Financials	294,644	176,551	118,093	-
Health Care	27,693	-	27,693	-
Information Technology	32,968	32,968	-	-
Materials	250,271	16,242	234,029	-
Utilities	3,998	3,998	-	-
Corporate Bonds	1,308,011	-	1,304,434	3,577
Floating Rate Loans	16,011	-	16,011	-
Money Market Funds	188,947	188,947	-	-
Cash Equivalents	14,769	-	14,769	-
Total Investments in Securities:	$ 2,372,785	$ 452,192	$ 1,917,016	$ 3,577
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,213
Total Realized Gain (Loss)	(7,309)
Total Unrealized Gain (Loss)	1,177
Cost of Purchases	4,345
Proceeds of Sales	(1,178)
Amortization/Accretion	1,277
Transfers in/out of Level 3	(5,948)
Ending Balance	$ 3,577
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (1,143)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	4.3%
BBB	3.8%
BB	12.7%
B	11.9%
CCC,CC,C	9.2%
D	0.0%
Not Rated	14.4%
Equities	36.0%
Short-Term Investments and Net Other Assets	7.7%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $373,212,000 of which $52,524,000 and $320,688,000 will expire on November 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $499,000 of losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $18,847 and repurchase agreements of $14,769) - See accompanying schedule: Unaffiliated issuers (cost $2,212,761)	$ 2,183,838
Fidelity Central Funds (cost $188,947)	188,947
Total Investments (cost $2,401,708)		$ 2,372,785
Receivable for fund shares sold		2,162
Dividends receivable		3,455
Interest receivable		15,068
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		12
Other receivables		18
Total assets		2,393,537

Liabilities
Payable for investments purchased Regular delivery	$ 2,242
Delayed delivery	14,769
Payable for fund shares redeemed	2,302
Accrued management fee	928
Distribution fees payable	4
Other affiliated payables	654
Other payables and accrued expenses	71
Collateral on securities loaned, at value	19,889
Total liabilities		40,859

Net Assets		$ 2,352,678
Net Assets consist of:
Paid in capital		$ 2,730,765
Undistributed net investment income		29,835
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,999)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(28,923)
Net Assets		$ 2,352,678

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,729.2 ÷ 269.551 shares)	$ 21.25

Maximum offering price per share (100/94.25 of $21.25)	$ 22.55
Class T: Net Asset Value and redemption price per share ($1,923.4 ÷ 90.521 shares)	$ 21.25

Maximum offering price per share (100/96.50 of $21.25)	$ 22.02
Class B: Net Asset Value and offering price per share ($629.3 ÷ 29.655 shares)A	$ 21.22

Class C: Net Asset Value and offering price per share ($1,682.5 ÷ 79.348 shares)A	$ 21.20

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,339,632.9 ÷ 109,851.989 shares)	$ 21.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,080.4 ÷ 144.714 shares)	$ 21.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends		$ 50,852
Interest		63,211
Income from Fidelity Central Funds		516
Total income		114,579

Expenses
Management fee Basic fee	$ 8,436
Performance adjustment	(1,388)
Transfer agent fees	4,698
Distribution fees	19
Accounting and security lending fees	604
Custodian fees and expenses	23
Independent trustees' compensation	13
Registration fees	165
Audit	81
Legal	29
Miscellaneous	38
Total expenses before reductions	12,718
Expense reductions	(89)	12,629
Net investment income (loss)		101,950
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(232,126)
Foreign currency transactions	(14)
Total net realized gain (loss)		(232,140)
Change in net unrealized appreciation (depreciation) on: Investment securities		1,040,568
Net gain (loss)		808,428
Net increase (decrease) in net assets resulting from operations		$ 910,378

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,950	$ 86,298
Net realized gain (loss)	(232,140)	(146,923)
Change in net unrealized appreciation (depreciation)	1,040,568	(1,573,541)
Net increase (decrease) in net assets resulting from operations	910,378	(1,634,166)
Distributions to shareholders from net investment income	(103,307)	(70,992)
Distributions to shareholders from net realized gain	-	(86,711)
Total distributions	(103,307)	(157,703)
Share transactions - net increase (decrease)	106,423	312,218
Total increase (decrease) in net assets	913,494	(1,479,651)

Net Assets
Beginning of period	1,439,184	2,918,835
End of period (including undistributed net investment income of $29,835 and undistributed net investment income of $31,693, respectively)	$ 2,352,678	$ 1,439,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.58
Net realized and unrealized gain (loss)	8.53
Total from investment operations	9.11
Distributions from net investment income	(.65)
Net asset value, end of period	$ 21.25
Total Return B, C, D	72.83%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A
Expenses net of fee waivers, if any	1.04% A
Expenses net of all reductions	1.04% A
Net investment income (loss)	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 6
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.57
Net realized and unrealized gain (loss)	8.52
Total from investment operations	9.09
Distributions from net investment income	(.63)
Net asset value, end of period	$ 21.25
Total Return B, C, D	72.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 2
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.50
Net realized and unrealized gain (loss)	8.51
Total from investment operations	9.01
Distributions from net investment income	(.58)
Net asset value, end of period	$ 21.22
Total Return B, C, D	71.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.78% A
Expenses net of fee waivers, if any	1.78% A
Expenses net of all reductions	1.78% A
Net investment income (loss)	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.47
Net realized and unrealized gain (loss)	8.53
Total from investment operations	9.00
Distributions from net investment income	(.59)
Net asset value, end of period	$ 21.20
Total Return B, C, D	71.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A
Expenses net of fee waivers, if any	1.80% A
Expenses net of all reductions	1.80% A
Net investment income (loss)	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 2
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Convertible Securities

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06
Income from Investment Operations
Net investment income (loss) B	.96	.76	.59	.49	.41
Net realized and unrealized gain (loss)	7.78	(14.43)	3.43	3.09	1.03
Total from investment operations	8.74	(13.67)	4.02	3.58	1.44
Distributions from net investment income	(.99)	(.64)	(.50)	(.50)	(.34)
Distributions from net realized gain	-	(.85)	(.02)	(.01)	(.02)
Total distributions	(.99)	(1.49)	(.52)	(.51)	(.36)
Net asset value, end of period	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14
Total Return A	67.65%	(50.09)%	16.02%	16.38%	6.91%
Ratios to Average Net Assets C, E
Expenses before reductions	.70%	.78%	.79%	.83%	.70%
Expenses net of fee waivers, if any	.69%	.78%	.79%	.83%	.70%
Expenses net of all reductions	.69%	.78%	.79%	.83%	.69%
Net investment income (loss)	5.59%	3.06%	2.11%	2.09%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2,340	$ 1,439	$ 2,919	$ 2,083	$ 1,754
Portfolio turnover rate D	31%	39%	24%	35%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended November 30,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.63
Net realized and unrealized gain (loss)	8.54
Total from investment operations	9.17
Distributions from net investment income	(.67)
Net asset value, end of period	$ 21.29
Total Return B, C	73.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A
Expenses net of fee waivers, if any	.73% A
Expenses net of all reductions	.73% A
Net investment income (loss)	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 3
Portfolio turnover rate F	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Convertible Securities on February 19, 2009. The Fund offers Class A, Class T, Class B, Class C, Convertible Securities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 21, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans and preferred securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2008, dividend income has been increased $5,558,867 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 214,182,115
Gross unrealized depreciation	(235,518,336)
Net unrealized appreciation (depreciation)	$ (21,336,221)

Tax Cost	$ 2,394,121,424

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 16,962,251
Capital loss carryforward	$ (373,211,859)
Net unrealized appreciation (depreciation)	$ (21,336,234)

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 103,306,575	$ 78,125,132
Long-term Capital Gains	-	79,577,937
Total	$ 103,306,575	$ 157,703,069

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $521,931,829 and $572,549,343.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Convertible Securities as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,940	$ 759
Class T	.25%	.25%	3,908	537
Class B	.75%	.25%	2,823	2,399
Class C	.75%	.25%	7,310	4,254
			$ 18,981	$ 7,949

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,302
Class T	1,180
Class B*	10
Class C*	779
$ 11,271

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,125	.26*
Class T	1,884	.24*
Class B	797	.28*
Class C	2,168	.30*
Convertible Securities	4,684,599.26
Institutional Class	2,967	.22*
	$ 4,697,540

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,795 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,813 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $134,365.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Convertible Securities operating expenses. During the period, this reimbursement reduced the Class' expenses by $65,625.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,608 for the period.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009 A	2008
From net investment income
Class A	$ 61,953	$ -
Class T	28,002	-
Class B	9,243	-
Class C	24,145	-
Convertible Securities	103,133,204	70,991,794
Institutional Class	50,028	-
Total	$ 103,306,575	$ 70,991,794
From net realized gain
Convertible Securities	$ -	$ 86,711,275

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 A	2008	2009 A	2008
Class A
Shares sold	305,939	-	$ 5,805,376	$ -
Reinvestment of distributions	2,890	-	54,443	-
Shares redeemed	(39,278)	-	(800,731)	-
Net increase (decrease)	269,551	-	$ 5,059,088	$ -
Class T
Shares sold	94,512	-	$ 1,655,654	$ -
Reinvestment of distributions	1,552	-	27,030	-
Shares redeemed	(5,543)	-	(109,950)	-
Net increase (decrease)	90,521	-	$ 1,572,734	$ -
Class B
Shares sold	29,442	-	$ 490,401	$ -
Reinvestment of distributions	460	-	7,720	-
Shares redeemed	(247)	-	(4,529)	-
Net increase (decrease)	29,655	-	$ 493,592	$ -

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2009 A	2008	2009 A	2008
Class C
Shares sold	91,427	-	$ 1,572,703	$ -
Reinvestment of distributions	1,336	-	22,966	-
Shares redeemed	(13,415)	-	(247,962)	-
Net increase (decrease)	79,348	-	$ 1,347,707	$ -
Convertible Securities
Shares sold	36,050,971	47,041,632	$ 630,445,311	$ 1,227,244,254
Reinvestment of distributions	6,069,792	5,508,343	92,808,324	144,171,892
Shares redeemed	(38,504,908)	(47,983,510)	(627,812,957)	(1,059,198,942)
Net increase (decrease)	3,615,855	4,566,465	$ 95,440,678	$ 312,217,204
Institutional Class
Shares sold	172,432	-	$ 3,106,558	$ -
Reinvestment of distributions	2,413	-	44,098	-
Shares redeemed	(30,131)	-	(641,634)	-
Net increase (decrease)	144,714	-	$ 2,509,022	$ -

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Convertible Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Convertible Securities Fund (a fund of Fidelity Financial Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Convertible Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates $43,175,940 of distributions paid during the period January 1, 2009 to November 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A, Class T, Class B and Class C designates 1% of the dividends distributed in 2009, as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Convertible Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Advisor classes as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Convertible Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Convertible Securities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Advisors (U.K.) Limited

Fidelity Management & Research
Company (Hong Kong) Limited

Fidelity Management & Research
Company (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ACVS-UANN-0110
1.884066.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Convertible Securities

Fund - Institutional Class

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class
of Fidelity® Convertible
Securities Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	67.67%	3.85%	5.95%

A The initial offering of Institutional Class shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Convertible Securities, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Convertible Securities Fund - Institutional Class on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch All US Convertibles Index performed over the same period. The initial offering of Fidelity Advisor Convertible Securities Fund - Institutional Class took place on February 19, 2009. See above for additional information regarding the performance of Fidelity Advisor Convertible Securities Fund - Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Convertible securities enjoyed very strong performance during the year ending November 30, 2009, with The BofA Merrill Lynch All US Convertibles IndexSM returning 50.95%. To compare, the Standard & Poor's 500SM Index, a common proxy for the performance of the U.S. stock market, rose 25.39% and the Barclays Capital U.S. Aggregate Bond Index, a measure of the domestic taxable bond market, appreciated 11.63%. Convertibles rallied as demand increased, especially from bond investors who typically don't invest in convertibles but were attracted by their valuations. Equity-income investors also took a closer look at this market, lured by convertibles' high-single-digit yields; the securities' ability to participate in the share-price moves of a company's common stock; and their higher position in a company's capital structure than its common stock, providing additional protection in case the issuer declares bankruptcy. New issuance in the convertible securities market increased starting in March, especially from technology and industrial companies in the process of restructuring their debt at more-attractive rates. However, supply in the secondary market fell because many firms bought back their own convertible securities.

Comments from Thomas Soviero, Portfolio Manager of Fidelity Advisor Convertible Securities Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 67.21%, 66.98%, 66.26% and 66.22%, respectively (excluding sales charges), solidly outperforming the BofA Merrill Lynch index. Contributions came from strong security selection and favorable weighting decisions among materials, health care and technology. Security selection in diversified financials also helped. From an asset class perspective, heavily underweighting the more-conservative convertible bond sector, as well as good security selection there, aided results. A corresponding overweighting in higher-volatility convertible preferred stocks contributed further, as did out-of-benchmark allocations to equities and high-yield bonds. Underweighting consumer discretionary hurt, although this was offset somewhat by positive security selection there. Our cash position also detracted. Top contributors included Freeport-McMoRan Copper & Gold, Bank of America, chemicals manufacturer Celanese, ON Semiconductor and coal producer Peabody Energy. Not owning and underweighting, respectively, weak index components Amgen, a biotechnology company, and offshore oil driller Transocean further aided results. Conversely, avoiding Ford Motor hurt, as did investments in natural gas distributor El Paso and banking firms Wells Fargo and KeyCorp. Some of the securities mentioned were not held at period end.

Comments from Thomas Soviero, Portfolio Manager of Fidelity Advisor Convertible Securities Fund: For the year, the fund's Institutional Class shares returned 67.67%, solidly outperforming the BofA Merrill Lynch index. Contributions came from strong security selection and favorable weighting decisions among materials, health care and technology. Security selection in diversified financials also helped. From an asset class perspective, heavily underweighting the more-conservative convertible bond sector, as well as good security selection there, aided results. A corresponding overweighting in higher-volatility convertible preferred stocks contributed further, as did out-of-benchmark allocations to equities and high-yield bonds. Underweighting consumer discretionary hurt, although this was offset somewhat by positive security selection there. Our cash position also detracted. Top contributors included Freeport-McMoRan Copper & Gold, Bank of America, chemicals manufacturer Celanese, ON Semiconductor and coal producer Peabody Energy. Not owning and underweighting, respectively, weak index components Amgen, a biotechnology company, and offshore oil driller Transocean further aided results. Conversely, avoiding Ford Motor hurt, as did investments in natural gas distributor El Paso and banking firms Wells Fargo and KeyCorp. Some of the securities mentioned were not held at period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Class A	1.06%
Actual		$ 1,000.00	$ 1,238.50	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.37
Class T	1.28%
Actual		$ 1,000.00	$ 1,237.50	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.48
Class B	1.83%
Actual		$ 1,000.00	$ 1,234.30	$ 10.25
HypotheticalA		$ 1,000.00	$ 1,015.89	$ 9.25
Class C	1.84%
Actual		$ 1,000.00	$ 1,233.70	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Convertible Securities	.76%
Actual		$ 1,000.00	$ 1,240.90	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,240.90	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. 6.75%	5.5	5.2
Peabody Energy Corp. 4.75% 12/15/66	4.9	4.7
Wells Fargo & Co. 7.50%	4.5	5.0
El Paso Corp. 4.99%	4.5	5.6
Celanese Corp. 4.25%	4.5	4.5
Bank of America Corp.	3.5	6.7
Chesapeake Energy Corp. 2.5% 5/15/37	2.5	1.4
Intel Corp. 2.95% 12/15/35	1.9	2.2
Bank of America Corp. Series L, 7.25%	1.7	2.0
Hertz Global Holdings, Inc. 5.25% 6/1/14	1.7	0.6
	35.2
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	17.9	16.5
Information Technology	17.2	18.0
Financials	14.2	19.4
Materials	11.6	11.6
Industrials	9.1	7.7
Asset Allocation (% of fund's net assets)
As of November 30, 2009 *		As of May 31, 2009 **
	Convertible Securities 80.7%		Convertible Securities 82.1%
	Stocks 9.5%		Stocks 10.8%
	Nonconvertible Bonds 1.4%		Nonconvertible Bonds 1.5%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 4.9%
	Floating Rate Loans 0.7%		Floating Rate Loans 0.7%
* Foreign investments	3.3%	** Foreign investments	3.0%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 55.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 54.2%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.0%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,084
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	1,005
Regis Corp. 5% 7/15/14	4,230	5,221
Stewart Enterprises, Inc. 3.375% 7/15/16 (f)	11,000	9,103
		15,329
Hotels, Restaurants & Leisure - 0.9%
WMS Industries, Inc.:
2.75% 7/15/10 (f)	4,000	11,794
2.75% 7/15/10	2,800	8,256
		20,050
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,089
Media - 1.1%
Regal Entertainment Group 6.25% 3/15/11 (f)	19,297	19,201
XM Satellite Radio, Inc. 7% 12/1/14 (f)	10,000	7,425
		26,626
Specialty Retail - 0.5%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	3,000	2,584
Charming Shoppes, Inc. 1.125% 5/1/14	5,000	3,500
Sonic Automotive, Inc. 5% 10/1/29	1,180	1,138
United Auto Group, Inc. 3.5% 4/1/26	4,533	4,527
		11,749
TOTAL CONSUMER DISCRETIONARY		75,927
CONSUMER STAPLES - 3.7%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,319
Food & Staples Retailing - 1.5%
Nash-Finch Co. 1.6314% 3/15/35 (d)	24,480	10,771
Rite Aid Corp. 8.5% 5/15/15	14,100	13,184
The Pantry, Inc. 3% 11/15/12	14,000	11,716
		35,671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 1.5%
Smithfield Foods, Inc. 4% 6/30/13	$ 22,250	$ 21,987
Tyson Foods, Inc. 3.25% 10/15/13	13,000	13,236
		35,223
TOTAL CONSUMER STAPLES		86,213
ENERGY - 13.1%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	11,509
Global Industries Ltd. 2.75% 8/1/27 (f)	10,000	5,925
Hercules Offshore, Inc. 3.375% 6/1/38 (f)	30,000	24,552
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	5,000	4,323
Oil States International, Inc. 2.375% 7/1/25 (f)	4,500	5,811
SESI LLC 1.5% 12/15/26 (d)(f)	7,000	6,283
		58,403
Oil, Gas & Consumable Fuels - 10.6%
Alpha Natural Resources, Inc. 2.375% 4/15/15	35,000	34,272
Chesapeake Energy Corp. 2.5% 5/15/37	70,250	59,256
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,486
Patriot Coal Corp. 3.25% 5/31/13 (f)	6,000	4,680
Peabody Energy Corp. 4.75% 12/15/66	117,250	114,905
Pioneer Natural Resources Co. 2.875% 1/15/38	10,000	10,175
Quicksilver Resources, Inc. 1.875% 11/1/24 (f)	14,500	16,150
Western Refining, Inc. 5.75% 6/15/14	7,810	6,066
		250,990
TOTAL ENERGY		309,393
FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	26,850
HEALTH CARE - 6.2%
Health Care Equipment & Supplies - 3.5%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	8,500	9,637
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	21,000	23,993
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc.: - continued
3% 5/15/16	$ 10,000	$ 11,425
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	15,000	13,870
Medtronic, Inc. 1.625% 4/15/13	16,000	16,261
SonoSite, Inc. 3.75% 7/15/14	7,000	6,462
		81,648
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,618
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	4,000	3,748
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	3,300	6,732
2.5% 10/1/23	7,400	15,096
		25,576
Pharmaceuticals - 1.4%
Biovail Corp. 5.375% 8/1/14	10,000	11,710
Nektar Therapeutics 3.25% 9/28/12	9,000	8,117
Valeant Pharmaceuticals International 4% 11/15/13	10,000	12,100
		31,927
TOTAL HEALTH CARE		144,769
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,656
Airlines - 1.4%
AirTran Holdings, Inc. 7% 7/1/23	10,000	9,875
AMR Corp. 6.25% 10/15/14	1,990	1,746
UAL Corp.:
4.5% 6/30/21 (f)	10,500	8,239
4.5% 6/30/21	5,000	3,924
6% 10/15/29	3,600	3,834
US Airways Group, Inc. 7% 9/30/20 (f)	4,810	4,347
		31,965
Commercial Services & Supplies - 0.6%
Metalico, Inc. 7% 6/30/28 (g)	21,500	14,728
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.7%
MasTec, Inc. 4.25% 12/15/14 (f)	$ 8,000	$ 8,580
Quanta Services, Inc. 3.75% 4/30/26 (f)	7,000	7,232
		15,812
Electrical Equipment - 1.7%
C&D Technologies, Inc.:
5.25% 11/1/25 (f)	4,400	2,657
5.25% 11/1/25	32,596	19,680
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,495
General Cable Corp. 1% 10/15/12 (f)	16,000	14,824
SunPower Corp. 4.75% 4/15/14	2,020	2,064
		40,720
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	2,436
Machinery - 1.0%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	5,500	3,974
2.375% 5/15/26	8,000	5,780
Terex Corp. 4% 6/1/15	1,090	1,503
Trinity Industries, Inc. 3.875% 6/1/36	15,000	11,381
		22,638
Marine - 1.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	34,000	19,720
Horizon Lines, Inc. 4.25% 8/15/12 (f)	15,000	11,850
		31,570
Road & Rail - 1.7%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	39,506
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	960	1,019
TOTAL INDUSTRIALS		215,050
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.3%
Finisar Corp. 5% 10/15/29 (f)	2,500	2,753
JDS Uniphase Corp. 1% 5/15/26 (f)	14,000	11,935
L-3 Communications Corp. 3% 8/1/35	3,000	3,068
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc. 2.875% 6/15/25	$ 10,000	$ 8,319
Symmetricom, Inc. 3.25% 6/15/25	5,214	4,660
		30,735
Computers & Peripherals - 1.7%
EMC Corp. 1.75% 12/1/13 (f)	17,000	20,740
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	8,168
SanDisk Corp. 1% 5/15/13	13,000	10,157
		39,065
Electronic Equipment & Components - 1.7%
Anixter International, Inc. 1% 2/15/13 (f)	4,540	4,197
Itron, Inc. 2.5% 8/1/26	9,500	11,204
Merix Corp.:
4% 5/15/13 (f)	11,250	5,673
4% 5/15/13	7,600	3,833
Newport Corp. 2.5% 2/15/12 (f)	3,750	3,288
SYNNEX Corp. 4% 5/15/18 (f)	10,000	11,740
		39,935
Internet Software & Services - 0.3%
VeriSign, Inc. 3.25% 8/15/37	10,000	8,301
IT Services - 1.7%
Alliance Data Systems Corp.:
1.75% 8/1/13	14,788	14,475
4.75% 5/15/14 (f)	1,300	1,912
BearingPoint, Inc. 3.1% 12/15/24 (c)(f)	8,000	1
CACI International, Inc. 2.125% 5/1/14	6,000	6,255
DST Systems, Inc. 4.125% 8/15/23	16,100	17,167
		39,810
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	10,000	9,788
6% 5/1/15	25,000	21,938
Amkor Technology, Inc. 6% 4/15/14 (f)	10,890	22,119
Conexant Systems, Inc. 4% 3/1/26	7,000	6,423
Intel Corp.:
2.95% 12/15/35	48,000	44,640
3.25% 8/1/39 (f)	17,000	18,786
LTX-Credence Corp. 3.5% 5/15/11	10,333	1,391
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.:
1.875% 6/1/14	$ 10,000	$ 8,175
4.25% 10/15/13	1,130	1,857
ON Semiconductor Corp.:
1.875% 12/15/25 (f)	3,750	4,730
2.625% 12/15/26	35,330	36,081
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,319
Spansion, Inc. 2.25% 6/15/16 (c)(f)	2,227	746
Xilinx, Inc. 3.125% 3/15/37	10,000	8,563
		196,556
TOTAL INFORMATION TECHNOLOGY		354,402
MATERIALS - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA 5% 5/15/14	2,170	3,267
Goldcorp, Inc. 2% 8/1/14 (f)	5,000	5,900
Newmont Mining Corp. 3% 2/15/12	2,120	2,834
Steel Dynamics, Inc. 5.125% 6/15/14	860	1,047
		13,048
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	16,000	13,520
7% 3/15/15	10,000	10,125
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,045
		29,690
Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc. 4.5% 7/15/14	26,000	20,410
TOTAL TELECOMMUNICATION SERVICES		50,100
TOTAL CONVERTIBLE BONDS		1,275,752
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.3%
TRW Automotive, Inc.:
7% 3/15/14 (f)	$ 1,300	$ 1,230
7.25% 3/15/17 (f)	6,230	5,763
		6,993
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (d)(f)	2,186	2,186
TOTAL CONSUMER DISCRETIONARY		9,179
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC:
7.5% 12/31/13 (f)	4,264	3,923
8% 12/31/18 (f)	3,812	3,183
		7,106
INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (h)	20,988	15,974
TOTAL NONCONVERTIBLE BONDS		32,259
TOTAL CORPORATE BONDS (Cost $1,335,215)		1,308,011
Common Stocks - 9.5%
	Shares
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.4%
Johnson Controls, Inc.	344,134	9,309
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	8,824
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.5%
Ambassadors International, Inc. (a)	1,843,012	$ 758
Domino's Pizza, Inc. (a)	170,400	1,341
Las Vegas Sands Corp. (a)(e)	628,200	9,624
		11,723
TOTAL CONSUMER DISCRETIONARY		29,856
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. (a)(e)	500,000	3,630
FINANCIALS - 5.8%
Commercial Banks - 2.3%
Huntington Bancshares, Inc.	5,820,500	22,234
KeyCorp	5,414,100	31,727
		53,961
Diversified Financial Services - 3.5%
Bank of America Corp.	5,181,985	82,134
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	2,959,042	316
TOTAL FINANCIALS		136,411
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
EMCORE Corp. (a)(e)	172,258	155
Finisar Corp. (a)(e)	1,174,120	10,684
		10,839
Electronic Equipment & Components - 0.0%
L-1 Identity Solutions, Inc. (a)	100,000	614
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	843,200	4,680
ON Semiconductor Corp. (a)	2,169,500	16,835
		21,515
TOTAL INFORMATION TECHNOLOGY		32,968
MATERIALS - 0.7%
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	196,161	16,242
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	167,000	$ 3,998
TOTAL COMMON STOCKS (Cost $214,798)		223,105
Convertible Preferred Stocks - 26.5%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.7%
Ford Motor Co. Capital Trust II 6.50%	450,000	15,836
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50% (f)	100,000	11,775
Media - 0.5%
Interpublic Group of Companies, Inc. 5.25%	10,000	6,782
LodgeNet Entertainment Corp. 10.00% (f)	4,997	6,133
		12,915
TOTAL CONSUMER DISCRETIONARY		40,526
CONSUMER STAPLES - 2.2%
Food Products - 2.2%
Archer Daniels Midland Co. 6.25%	600,000	25,302
Bunge Ltd.:
4.875%	237,000	20,041
5.125%	10,000	6,142
		51,485
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
El Paso Corp. 4.99% (f)	119,290	105,935
Goodrich Petroleum Corp. 5.375%	100,000	4,041
		109,976
FINANCIALS - 6.7%
Commercial Banks - 4.6%
Huntington Bancshares, Inc. 8.50%	2,100	1,779
Wells Fargo & Co. 7.50%	120,550	106,931
		108,710
Diversified Financial Services - 1.7%
Bank of America Corp. Series L, 7.25%	47,085	40,140
Convertible Preferred Stocks - continued
	Shares	Value (000s)
Insurance - 0.4%
Assured Guaranty Ltd. 8.50%	100,000	$ 9,383
TOTAL FINANCIALS		158,233
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Tenet Healthcare Corp. 7.00% (a)	30,000	27,693
MATERIALS - 10.0%
Chemicals - 4.5%
Celanese Corp. 4.25%	2,750,500	104,519
Metals & Mining - 5.5%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	1,093,500	129,510
TOTAL MATERIALS		234,029
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $629,570)		621,942
Floating Rate Loans - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (h)	$ 8,005	1,601
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (h)	9,000	7,875
MATERIALS - 0.3%
Chemicals - 0.3%
Georgia Gulf Corp. term loan 10% 10/3/13 (h)	6,585	6,535
TOTAL FLOATING RATE LOANS (Cost $18,409)		16,011
Money Market Funds - 8.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (i)	169,058,123	$ 169,058
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(i)	19,889,101	19,889
TOTAL MONEY MARKET FUNDS (Cost $188,947)		188,947
Cash Equivalents - 0.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $14,769)	$ 14,769	14,769
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,401,708)		2,372,785
NET OTHER ASSETS - (0.9)%		(20,107)
NET ASSETS - 100%		$ 2,352,678
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $511,882,000 or 21.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,769,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 7,752
Banc of America Securities LLC	2,894
Barclays Capital, Inc.	4,123
$ 14,769
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 382
Fidelity Securities Lending Cash Central Fund	134
Total	$ 516
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 70,382	$ 29,856	$ 40,526	$ -
Consumer Staples	51,485	-	51,485	-
Energy	113,606	3,630	109,976	-
Financials	294,644	176,551	118,093	-
Health Care	27,693	-	27,693	-
Information Technology	32,968	32,968	-	-
Materials	250,271	16,242	234,029	-
Utilities	3,998	3,998	-	-
Corporate Bonds	1,308,011	-	1,304,434	3,577
Floating Rate Loans	16,011	-	16,011	-
Money Market Funds	188,947	188,947	-	-
Cash Equivalents	14,769	-	14,769	-
Total Investments in Securities:	$ 2,372,785	$ 452,192	$ 1,917,016	$ 3,577
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,213
Total Realized Gain (Loss)	(7,309)
Total Unrealized Gain (Loss)	1,177
Cost of Purchases	4,345
Proceeds of Sales	(1,178)
Amortization/Accretion	1,277
Transfers in/out of Level 3	(5,948)
Ending Balance	$ 3,577
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (1,143)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	4.3%
BBB	3.8%
BB	12.7%
B	11.9%
CCC,CC,C	9.2%
D	0.0%
Not Rated	14.4%
Equities	36.0%
Short-Term Investments and Net Other Assets	7.7%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $373,212,000 of which $52,524,000 and $320,688,000 will expire on November 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $499,000 of losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $18,847 and repurchase agreements of $14,769) - See accompanying schedule: Unaffiliated issuers (cost $2,212,761)	$ 2,183,838
Fidelity Central Funds (cost $188,947)	188,947
Total Investments (cost $2,401,708)		$ 2,372,785
Receivable for fund shares sold		2,162
Dividends receivable		3,455
Interest receivable		15,068
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		12
Other receivables		18
Total assets		2,393,537

Liabilities
Payable for investments purchased Regular delivery	$ 2,242
Delayed delivery	14,769
Payable for fund shares redeemed	2,302
Accrued management fee	928
Distribution fees payable	4
Other affiliated payables	654
Other payables and accrued expenses	71
Collateral on securities loaned, at value	19,889
Total liabilities		40,859

Net Assets		$ 2,352,678
Net Assets consist of:
Paid in capital		$ 2,730,765
Undistributed net investment income		29,835
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,999)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(28,923)
Net Assets		$ 2,352,678

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,729.2 ÷ 269.551 shares)	$ 21.25

Maximum offering price per share (100/94.25 of $21.25)	$ 22.55
Class T: Net Asset Value and redemption price per share ($1,923.4 ÷ 90.521 shares)	$ 21.25

Maximum offering price per share (100/96.50 of $21.25)	$ 22.02
Class B: Net Asset Value and offering price per share ($629.3 ÷ 29.655 shares)A	$ 21.22

Class C: Net Asset Value and offering price per share ($1,682.5 ÷ 79.348 shares)A	$ 21.20

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,339,632.9 ÷ 109,851.989 shares)	$ 21.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,080.4 ÷ 144.714 shares)	$ 21.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends		$ 50,852
Interest		63,211
Income from Fidelity Central Funds		516
Total income		114,579

Expenses
Management fee Basic fee	$ 8,436
Performance adjustment	(1,388)
Transfer agent fees	4,698
Distribution fees	19
Accounting and security lending fees	604
Custodian fees and expenses	23
Independent trustees' compensation	13
Registration fees	165
Audit	81
Legal	29
Miscellaneous	38
Total expenses before reductions	12,718
Expense reductions	(89)	12,629
Net investment income (loss)		101,950
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(232,126)
Foreign currency transactions	(14)
Total net realized gain (loss)		(232,140)
Change in net unrealized appreciation (depreciation) on: Investment securities		1,040,568
Net gain (loss)		808,428
Net increase (decrease) in net assets resulting from operations		$ 910,378

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,950	$ 86,298
Net realized gain (loss)	(232,140)	(146,923)
Change in net unrealized appreciation (depreciation)	1,040,568	(1,573,541)
Net increase (decrease) in net assets resulting from operations	910,378	(1,634,166)
Distributions to shareholders from net investment income	(103,307)	(70,992)
Distributions to shareholders from net realized gain	-	(86,711)
Total distributions	(103,307)	(157,703)
Share transactions - net increase (decrease)	106,423	312,218
Total increase (decrease) in net assets	913,494	(1,479,651)

Net Assets
Beginning of period	1,439,184	2,918,835
End of period (including undistributed net investment income of $29,835 and undistributed net investment income of $31,693, respectively)	$ 2,352,678	$ 1,439,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.58
Net realized and unrealized gain (loss)	8.53
Total from investment operations	9.11
Distributions from net investment income	(.65)
Net asset value, end of period	$ 21.25
Total Return B, C, D	72.83%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A
Expenses net of fee waivers, if any	1.04% A
Expenses net of all reductions	1.04% A
Net investment income (loss)	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 6
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.57
Net realized and unrealized gain (loss)	8.52
Total from investment operations	9.09
Distributions from net investment income	(.63)
Net asset value, end of period	$ 21.25
Total Return B, C, D	72.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 2
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.50
Net realized and unrealized gain (loss)	8.51
Total from investment operations	9.01
Distributions from net investment income	(.58)
Net asset value, end of period	$ 21.22
Total Return B, C, D	71.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.78% A
Expenses net of fee waivers, if any	1.78% A
Expenses net of all reductions	1.78% A
Net investment income (loss)	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended November 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.47
Net realized and unrealized gain (loss)	8.53
Total from investment operations	9.00
Distributions from net investment income	(.59)
Net asset value, end of period	$ 21.20
Total Return B, C, D	71.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A
Expenses net of fee waivers, if any	1.80% A
Expenses net of all reductions	1.80% A
Net investment income (loss)	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 2
Portfolio turnover rate G	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Convertible Securities

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06
Income from Investment Operations
Net investment income (loss) B	.96	.76	.59	.49	.41
Net realized and unrealized gain (loss)	7.78	(14.43)	3.43	3.09	1.03
Total from investment operations	8.74	(13.67)	4.02	3.58	1.44
Distributions from net investment income	(.99)	(.64)	(.50)	(.50)	(.34)
Distributions from net realized gain	-	(.85)	(.02)	(.01)	(.02)
Total distributions	(.99)	(1.49)	(.52)	(.51)	(.36)
Net asset value, end of period	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14
Total Return A	67.65%	(50.09)%	16.02%	16.38%	6.91%
Ratios to Average Net Assets C, E
Expenses before reductions	.70%	.78%	.79%	.83%	.70%
Expenses net of fee waivers, if any	.69%	.78%	.79%	.83%	.70%
Expenses net of all reductions	.69%	.78%	.79%	.83%	.69%
Net investment income (loss)	5.59%	3.06%	2.11%	2.09%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2,340	$ 1,439	$ 2,919	$ 2,083	$ 1,754
Portfolio turnover rate D	31%	39%	24%	35%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended November 30,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.63
Net realized and unrealized gain (loss)	8.54
Total from investment operations	9.17
Distributions from net investment income	(.67)
Net asset value, end of period	$ 21.29
Total Return B, C	73.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A
Expenses net of fee waivers, if any	.73% A
Expenses net of all reductions	.73% A
Net investment income (loss)	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 3
Portfolio turnover rate F	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Convertible Securities on February 19, 2009. The Fund offers Class A, Class T, Class B, Class C, Convertible Securities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 21, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans and preferred securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2008, dividend income has been increased $5,558,867 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 214,182,115
Gross unrealized depreciation	(235,518,336)
Net unrealized appreciation (depreciation)	$ (21,336,221)

Tax Cost	$ 2,394,121,424

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 16,962,251
Capital loss carryforward	$ (373,211,859)
Net unrealized appreciation (depreciation)	$ (21,336,234)

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 103,306,575	$ 78,125,132
Long-term Capital Gains	-	79,577,937
Total	$ 103,306,575	$ 157,703,069

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $521,931,829 and $572,549,343.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Convertible Securities as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,940	$ 759
Class T	.25%	.25%	3,908	537
Class B	.75%	.25%	2,823	2,399
Class C	.75%	.25%	7,310	4,254
			$ 18,981	$ 7,949

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,302
Class T	1,180
Class B*	10
Class C*	779
$ 11,271

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,125	.26*
Class T	1,884	.24*
Class B	797	.28*
Class C	2,168	.30*
Convertible Securities	4,684,599.26
Institutional Class	2,967	.22*
	$ 4,697,540

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,795 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,813 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $134,365.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Convertible Securities operating expenses. During the period, this reimbursement reduced the Class' expenses by $65,625.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,608 for the period.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009 A	2008
From net investment income
Class A	$ 61,953	$ -
Class T	28,002	-
Class B	9,243	-
Class C	24,145	-
Convertible Securities	103,133,204	70,991,794
Institutional Class	50,028	-
Total	$ 103,306,575	$ 70,991,794
From net realized gain
Convertible Securities	$ -	$ 86,711,275

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 A	2008	2009 A	2008
Class A
Shares sold	305,939	-	$ 5,805,376	$ -
Reinvestment of distributions	2,890	-	54,443	-
Shares redeemed	(39,278)	-	(800,731)	-
Net increase (decrease)	269,551	-	$ 5,059,088	$ -
Class T
Shares sold	94,512	-	$ 1,655,654	$ -
Reinvestment of distributions	1,552	-	27,030	-
Shares redeemed	(5,543)	-	(109,950)	-
Net increase (decrease)	90,521	-	$ 1,572,734	$ -
Class B
Shares sold	29,442	-	$ 490,401	$ -
Reinvestment of distributions	460	-	7,720	-
Shares redeemed	(247)	-	(4,529)	-
Net increase (decrease)	29,655	-	$ 493,592	$ -

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2009 A	2008	2009 A	2008
Class C
Shares sold	91,427	-	$ 1,572,703	$ -
Reinvestment of distributions	1,336	-	22,966	-
Shares redeemed	(13,415)	-	(247,962)	-
Net increase (decrease)	79,348	-	$ 1,347,707	$ -
Convertible Securities
Shares sold	36,050,971	47,041,632	$ 630,445,311	$ 1,227,244,254
Reinvestment of distributions	6,069,792	5,508,343	92,808,324	144,171,892
Shares redeemed	(38,504,908)	(47,983,510)	(627,812,957)	(1,059,198,942)
Net increase (decrease)	3,615,855	4,566,465	$ 95,440,678	$ 312,217,204
Institutional Class
Shares sold	172,432	-	$ 3,106,558	$ -
Reinvestment of distributions	2,413	-	44,098	-
Shares redeemed	(30,131)	-	(641,634)	-
Net increase (decrease)	144,714	-	$ 2,509,022	$ -

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Convertible Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Convertible Securities Fund (a fund of Fidelity Financial Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Convertible Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates $43,175,940 of distributions paid during the period January 1, 2009 to November 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Institutional Class designates 1% of the dividends distributed in 2009, as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Convertible Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Advisor classes as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Convertible Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Convertible Securities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
Company (Hong Kong) Limited

Fidelity Management & Research
Company (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ACVSI-UANN-0110
1.884058.100

Fidelity®

Equity-Income II

Fund

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Equity-Income II	24.07%	-1.19%	1.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Equity-Income II, a class of the fund, on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Stephen Petersen, Portfolio Manager of Fidelity® Equity-Income II Fund: For the 12 months ending November 30, 2009, the fund's Retail Class shares returned 24.07%, compared with 19.23% for the Russell 3000® Value Index. Stock picks in capital goods, diversified financials and energy had the biggest positive impact on relative performance. Overweighting consumer discretionary - particularly automobiles and components - and information technology also helped. On the flip side, unrewarding stock selection in insurance, consumer discretionary and health care equipment/services detracted from the fund's relative results. Individual contributors included financial services firms Bank of America and Morgan Stanley, both of which successfully raised capital and saw their earnings outlooks improve - due in large part to successful fixed-income trading. Favorable timing in my purchase of Bank of America was a key factor. Detractors included out-of-index holding United Parcel Service (UPS), which saw its package-delivery volume fall as the economy worsened, and its stock performance lagged. Property/casualty insurer Chubb was hurt by investor pessimism about the future pricing environment for insurers. UPS and Chubb were both sold from the portfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Equity-Income II	.72%
Actual		$ 1,000.00	$ 1,203.20	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Class K	.55%
Actual		$ 1,000.00	$ 1,203.40	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.2	4.3
Wells Fargo & Co.	3.3	3.5
Chevron Corp.	3.2	3.3
Bank of America Corp.	3.1	2.6
AT&T, Inc.	3.1	3.8
Exxon Mobil Corp.	2.8	3.4
Pfizer, Inc.	2.5	1.8
PNC Financial Services Group, Inc.	2.0	1.3
Merck & Co., Inc.	1.7	0.1
Verizon Communications, Inc.	1.7	1.9
	27.6
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	23.4
Energy	16.1	17.3
Consumer Discretionary	14.8	14.1
Industrials	10.3	8.9
Health Care	7.9	8.6
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Stocks 97.8%		Stocks 97.5%
	Convertible Securities 1.5%		Convertible Securities 1.8%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	13.1%	** Foreign investments	10.4%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 1.5%
Johnson Controls, Inc.	1,682,892	$ 45,522
Michelin CGDE Series B	109,156	8,276
The Goodyear Tire & Rubber Co. (a)	2,144,800	29,405
		83,203
Automobiles - 1.1%
Daimler AG (Reg.)	173,140	8,818
Fiat SpA (a)	943,300	13,922
Harley-Davidson, Inc. (c)	1,209,058	35,232
		57,972
Diversified Consumer Services - 0.7%
H&R Block, Inc.	1,818,100	36,907
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp. (a)	1,379,200	30,204
Household Durables - 3.4%
Black & Decker Corp.	314,029	19,058
KB Home	276,700	3,749
Lennar Corp. Class A	562,700	7,129
Newell Rubbermaid, Inc.	1,799,900	26,117
Toll Brothers, Inc. (a)	4,560,650	88,887
Whirlpool Corp.	546,900	40,558
		185,498
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	966,236	10,281
Media - 2.8%
Belo Corp. Series A	912,073	4,296
Comcast Corp. Class A	2,281,000	33,462
Informa PLC	1,805,725	8,243
Interpublic Group of Companies, Inc. (a)	1,182,100	7,483
The Walt Disney Co.	1,316,925	39,797
Time Warner, Inc.	1,521,617	46,744
Virgin Media, Inc.	912,900	15,026
		155,051
Multiline Retail - 1.7%
Kohl's Corp. (a)	722,712	38,405
Macy's, Inc.	769,619	12,552
Target Corp.	928,500	43,231
		94,188
Specialty Retail - 2.6%
Home Depot, Inc.	2,609,600	71,399
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	1,031,800	$ 22,504
OfficeMax, Inc. (a)	237,000	2,507
RadioShack Corp.	460,300	8,681
Staples, Inc.	1,679,800	39,173
		144,264
TOTAL CONSUMER DISCRETIONARY		797,568
CONSUMER STAPLES - 5.2%
Beverages - 1.1%
Carlsberg AS Series B	313,888	22,496
The Coca-Cola Co.	697,300	39,886
		62,382
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	586,400	18,184
Kroger Co.	361,600	8,223
Wal-Mart Stores, Inc.	192,700	10,512
Walgreen Co.	350,300	13,623
Winn-Dixie Stores, Inc. (a)	547,110	5,898
		56,440
Food Products - 0.9%
Hershey Co.	94,600	3,346
Nestle SA (Reg.)	657,942	31,096
Tyson Foods, Inc. Class A	1,164,869	14,002
		48,444
Household Products - 1.0%
Kimberly-Clark Corp.	235,900	15,562
Procter & Gamble Co.	606,000	37,784
		53,346
Personal Products - 0.3%
Avon Products, Inc.	456,204	15,625
Tobacco - 0.9%
Philip Morris International, Inc.	986,959	47,463
TOTAL CONSUMER STAPLES		283,700
ENERGY - 16.1%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	319,000	12,996
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	633,104	$ 11,890
Halliburton Co.	713,500	20,948
Nabors Industries Ltd. (a)	921,600	19,031
Noble Corp.	1,010,800	41,756
Pride International, Inc. (a)	401,529	12,700
Schlumberger Ltd.	680,576	43,482
		162,803
Oil, Gas & Consumable Fuels - 13.1%
Anadarko Petroleum Corp.	266,898	15,888
Apache Corp.	380,800	36,283
Chevron Corp.	2,281,100	178,017
Cloud Peak Energy, Inc.	174,700	2,358
ConocoPhillips	1,488,700	77,070
CONSOL Energy, Inc.	404,300	18,565
Devon Energy Corp.	204,786	13,792
EOG Resources, Inc.	459,786	39,767
Exxon Mobil Corp.	2,019,400	151,596
Marathon Oil Corp.	715,045	23,325
Occidental Petroleum Corp.	634,995	51,301
Reliance Industries Ltd.	452,840	10,367
Royal Dutch Shell PLC:
Class A sponsored ADR	1,504,600	89,915
Class B ADR	235,100	13,598
		721,842
TOTAL ENERGY		884,645
FINANCIALS - 25.5%
Capital Markets - 5.2%
Bank of New York Mellon Corp.	1,360,310	36,239
Credit Suisse Group sponsored ADR	410,600	21,520
Goldman Sachs Group, Inc.	455,100	77,212
Morgan Stanley	2,489,099	78,606
Nomura Holdings, Inc.	662,600	4,760
State Street Corp.	809,500	33,432
T. Rowe Price Group, Inc.	189,185	9,257
UBS AG:
(For. Reg.) (a)	621,000	9,704
(NY Shares) (a)	1,091,300	17,122
		287,852
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 7.8%
Associated Banc-Corp. (c)	1,238,355	$ 14,043
Comerica, Inc.	555,200	15,807
Huntington Bancshares, Inc.	1,520,800	5,809
KeyCorp	3,049,074	17,868
Marshall & Ilsley Corp.	788,400	4,533
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,711,800	20,378
PNC Financial Services Group, Inc.	1,972,500	112,452
Standard Chartered PLC (United Kingdom)	531,398	12,972
SunTrust Banks, Inc.	313,100	7,399
U.S. Bancorp, Delaware	1,542,000	37,208
Wells Fargo & Co.	6,431,500	180,339
		428,808
Consumer Finance - 1.4%
American Express Co.	518,370	21,683
Capital One Financial Corp.	650,284	24,945
Discover Financial Services	1,226,400	18,960
SLM Corp. (a)	867,281	9,514
		75,102
Diversified Financial Services - 8.2%
Bank of America Corp.	10,904,273	172,833
Citigroup, Inc.	6,416,183	26,371
CME Group, Inc.	15,088	4,952
JPMorgan Chase & Co.	5,405,400	229,680
Moody's Corp. (c)	441,540	10,257
Sands China Ltd.	4,090,800	4,920
		449,013
Insurance - 1.9%
ACE Ltd.	440,020	21,433
Hartford Financial Services Group, Inc.	600,700	14,693
MetLife, Inc.	326,200	11,153
Montpelier Re Holdings Ltd.	1,237,300	20,712
The First American Corp.	270,575	8,583
The Travelers Companies, Inc.	515,133	26,988
		103,562
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp.	597,858	6,050
HCP, Inc.	572,600	17,922
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Segro PLC	865,012	$ 4,632
Senior Housing Properties Trust (SBI)	472,882	9,822
		38,426
Real Estate Management & Development - 0.3%
Allgreen Properties Ltd.	2,540,000	2,092
CB Richard Ellis Group, Inc. Class A (a)	1,043,300	11,925
Indiabulls Real Estate Ltd. (a)	703,905	3,130
		17,147
TOTAL FINANCIALS		1,399,910
HEALTH CARE - 7.9%
Biotechnology - 0.8%
Amgen, Inc. (a)	582,100	32,801
Biogen Idec, Inc. (a)	220,870	10,368
		43,169
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	235,400	12,841
Boston Scientific Corp. (a)	1,329,105	11,125
Covidien PLC	544,000	25,470
		49,436
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	709,900	20,353
Pharmaceuticals - 5.8%
Abbott Laboratories	318,600	17,361
Johnson & Johnson	905,700	56,914
Merck & Co., Inc.	2,666,528	96,555
Pfizer, Inc.	7,519,735	136,634
Sanofi-Aventis	189,722	14,348
		321,812
TOTAL HEALTH CARE		434,770
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.9%
General Dynamics Corp.	167,083	11,011
Honeywell International, Inc.	1,262,300	48,561
Raytheon Co.	143,300	7,384
Spirit AeroSystems Holdings, Inc. Class A (a)	756,800	13,796
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	505,617	$ 26,499
United Technologies Corp.	783,428	52,678
		159,929
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	62,933	2,607
Masco Corp.	1,273,300	17,291
		19,898
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	220,383	6,215
Construction & Engineering - 0.1%
Fluor Corp.	159,500	6,776
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	397,300	16,961
Schneider Electric SA	79,061	8,652
		25,613
Industrial Conglomerates - 3.4%
General Electric Co.	4,391,600	70,353
Koninklijke Philips Electronics NV (NY Shares)	221,352	6,078
Rheinmetall AG	344,942	20,612
Siemens AG sponsored ADR	484,400	47,772
Textron, Inc.	1,041,600	20,884
Tyco International Ltd.	621,400	22,290
		187,989
Machinery - 2.2%
Briggs & Stratton Corp.	748,526	14,117
Caterpillar, Inc.	95,700	5,588
Cummins, Inc.	412,900	18,539
Eaton Corp.	382,200	24,423
Ingersoll-Rand Co. Ltd.	585,553	20,711
Kennametal, Inc.	532,200	11,975
The Stanley Works	279,800	13,590
Vallourec SA	55,600	9,299
		118,242
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
CSX Corp.	380,500	$ 18,066
Union Pacific Corp.	265,200	16,777
		34,843
TOTAL INDUSTRIALS		559,505
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	2,100,600	49,154
Motorola, Inc.	1,920,192	15,381
		64,535
Computers & Peripherals - 1.2%
Hewlett-Packard Co.	1,064,755	52,237
International Business Machines Corp.	127,200	16,072
		68,309
Electronic Equipment & Components - 0.9%
Agilent Technologies, Inc. (a)	63,790	1,845
Arrow Electronics, Inc. (a)	237,538	6,242
Avnet, Inc. (a)	475,100	12,946
Tyco Electronics Ltd.	1,152,971	26,760
		47,793
IT Services - 0.0%
Hewitt Associates, Inc. Class A (a)	31,944	1,284
MoneyGram International, Inc. (a)	340,342	844
		2,128
Office Electronics - 0.1%
Xerox Corp.	1,089,380	8,388
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	3,007,700	37,025
Intel Corp.	3,287,500	63,120
Micron Technology, Inc. (a)	1,472,300	11,072
National Semiconductor Corp.	1,678,202	24,502
Novellus Systems, Inc. (a)	182,200	3,770
Teradyne, Inc. (a)	303,600	2,690
Varian Semiconductor Equipment Associates, Inc. (a)	331,900	9,668
		151,847
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Microsoft Corp.	927,654	$ 27,282
Oracle Corp.	1,534,300	33,877
		61,159
TOTAL INFORMATION TECHNOLOGY		404,159
MATERIALS - 1.6%
Chemicals - 0.7%
Dow Chemical Co.	414,932	11,527
E.I. du Pont de Nemours & Co.	768,209	26,565
		38,092
Construction Materials - 0.1%
HeidelbergCement AG	73,743	4,894
Metals & Mining - 0.6%
Alcoa, Inc.	1,207,232	15,115
Commercial Metals Co.	143,400	2,280
Nucor Corp.	396,900	16,833
Tata Steel Ltd.	79,015	985
		35,213
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	270,650	10,539
TOTAL MATERIALS		88,738
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	6,231,400	167,874
Qwest Communications International, Inc. (c)	8,103,600	29,578
Verizon Communications, Inc.	2,981,400	93,795
		291,247
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp. (a)	6,776,747	25,142
Vodafone Group PLC sponsored ADR	814,900	18,490
		43,632
TOTAL TELECOMMUNICATION SERVICES		334,879
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.3%
Electric Utilities - 2.5%
Allegheny Energy, Inc.	1,517,297	$ 33,350
American Electric Power Co., Inc.	629,409	20,261
Entergy Corp.	388,700	30,571
Exelon Corp.	629,801	30,344
FirstEnergy Corp.	523,200	22,539
		137,065
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	2,279,900	29,046
Constellation Energy Group, Inc.	365,400	11,627
		40,673
Multi-Utilities - 0.1%
CMS Energy Corp.	319,000	4,543
TOTAL UTILITIES		182,281
TOTAL COMMON STOCKS (Cost $4,663,693)		5,370,155
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.4%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	7,600	6,437
Insurance - 0.3%
XL Capital Ltd. 10.75%	462,200	13,025
TOTAL FINANCIALS		19,462
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	190,100	22,515
TOTAL CONVERTIBLE PREFERRED STOCKS		41,977
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	414,533	$ 4,631
TOTAL PREFERRED STOCKS (Cost $29,214)		46,608
Convertible Bonds - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	$ 9,710	11,076
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (d)	1,890	1,603
Media - 0.1%
Liberty Global, Inc. 4.5% 11/15/16 (d)	3,190	3,162
TOTAL CONSUMER DISCRETIONARY		15,841
INDUSTRIALS - 0.1%
Airlines - 0.1%
AMR Corp. 6.25% 10/15/14	1,800	1,580
UAL Corp. 6% 10/15/29	2,270	2,417
		3,997
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	1,840	3,113
TOTAL INDUSTRIALS		7,110
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/14	5,220	4,267
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	$ 3,210	$ 6,745
United States Steel Corp. 4% 5/15/14	4,290	6,821
		13,566
TOTAL CONVERTIBLE BONDS (Cost $32,241)		40,784
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	35,194,441	35,194
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	36,792,475	36,792
TOTAL MONEY MARKET FUNDS (Cost $71,986)		71,986
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,797,134)		5,529,533
NET OTHER ASSETS - (0.6)%		(34,063)
NET ASSETS - 100%		$ 5,495,470
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,765,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 158
Fidelity Securities Lending Cash Central Fund	1,863
Total	$ 2,021
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 797,568	$ 788,750	$ 8,818	$ -
Consumer Staples	283,700	283,700	-	-
Energy	884,645	884,645	-	-
Financials	1,424,003	1,403,102	20,901	-
Health Care	434,770	420,422	14,348	-
Industrials	559,505	559,505	-	-
Information Technology	404,159	404,159	-	-
Materials	111,253	88,738	22,515	-
Telecommunication Services	334,879	334,879	-	-
Utilities	182,281	182,281	-	-
Corporate Bonds	40,784	-	40,784	-
Money Market Funds	71,986	71,986	-	-
Total Investments in Securities:	$ 5,529,533	$ 5,422,167	$ 107,366	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
Switzerland	3.6%
United Kingdom	2.5%
Germany	1.5%
Ireland	1.2%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $2,327,266,000 of which $1,317,781,000 and $1,009,485,000 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $35,748) - See accompanying schedule: Unaffiliated issuers (cost $4,725,148)	$ 5,457,547
Fidelity Central Funds (cost $71,986)	71,986
Total Investments (cost $4,797,134)		$ 5,529,533
Receivable for investments sold		8,183
Receivable for fund shares sold		924
Dividends receivable		13,611
Interest receivable		190
Distributions receivable from Fidelity Central Funds		58
Prepaid expenses		29
Other receivables		273
Total assets		5,552,801

Liabilities
Payable for investments purchased	$ 7,562
Payable for fund shares redeemed	9,394
Accrued management fee	2,108
Other affiliated payables	1,063
Other payables and accrued expenses	412
Collateral on securities loaned, at value	36,792
Total liabilities		57,331

Net Assets		$ 5,495,470
Net Assets consist of:
Paid in capital		$ 7,215,768
Undistributed net investment income		15,841
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,468,455)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		732,316
Net Assets		$ 5,495,470

Equity-Income II: Net Asset Value, offering price and redemption price per share ($5,287,661 ÷ 327,217 shares)		$ 16.16

Class K: Net Asset Value, offering price and redemption price per share ($207,809 ÷ 12,858 shares)		$ 16.16

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends		$ 131,565
Interest		796
Income from Fidelity Central Funds		2,021
Total income		134,382

Expenses
Management fee	$ 22,840
Transfer agent fees	11,993
Accounting and security lending fees	1,221
Custodian fees and expenses	112
Independent trustees' compensation	37
Registration fees	52
Audit	79
Legal	29
Interest	4
Miscellaneous	127
Total expenses before reductions	36,494
Expense reductions	(118)	36,376
Net investment income (loss)		98,006
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(645,425)
Foreign currency transactions	(29)
Total net realized gain (loss)		(645,454)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $84)	1,598,049
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		1,598,050
Net gain (loss)		952,596
Net increase (decrease) in net assets resulting from operations		$ 1,050,602

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,006	$ 143,404
Net realized gain (loss)	(645,454)	(1,804,306)
Change in net unrealized appreciation (depreciation)	1,598,050	(2,333,977)
Net increase (decrease) in net assets resulting from operations	1,050,602	(3,994,879)
Distributions to shareholders from net investment income	(107,786)	(154,072)
Distributions to shareholders from net realized gain	-	(530,265)
Total distributions	(107,786)	(684,337)
Share transactions - net increase (decrease)	(813,458)	(484,222)
Total increase (decrease) in net assets	129,358	(5,163,438)

Net Assets
Beginning of period	5,366,112	10,529,550
End of period (including undistributed net investment income of $15,841 and undistributed net investment income of $16,664, respectively)	$ 5,495,470	$ 5,366,112

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Equity-Income II

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 24.29	$ 25.12	$ 24.57	$ 23.90
Income from Investment Operations
Net investment income (loss) B	.27	.33	.33	.35	.35
Net realized and unrealized gain (loss)	2.86	(9.72)	1.29	2.44	1.36
Total from investment operations	3.13	(9.39)	1.62	2.79	1.71
Distributions from net investment income	(.29)	(.36)	(.38)	(.33)	(.41)
Distributions from net realized gain	-	(1.22)	(2.07)	(1.91)	(.63)
Total distributions	(.29)	(1.58)	(2.45)	(2.24)	(1.04)
Net asset value, end of period	$ 16.16	$ 13.32	$ 24.29	$ 25.12	$ 24.57
Total Return A	24.07%	(41.13)%	6.90%	12.28%	7.41%
Ratios to Average Net Assets C, E
Expenses before reductions	.75%	.67%	.65%	.67%	.68%
Expenses net of fee waivers, if any	.75%	.67%	.65%	.67%	.68%
Expenses net of all reductions	.74%	.67%	.65%	.66%	.62%
Net investment income (loss)	1.98%	1.70%	1.34%	1.50%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 5,288	$ 5,212	$ 10,530	$ 11,635	$ 12,248
Portfolio turnover rate D	75%	76%	47%	160%	143%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.29	.17
Net realized and unrealized gain (loss)	2.87	(8.08)
Total from investment operations	3.16	(7.91)
Distributions from net investment income	(.32)	(.19)
Net asset value, end of period	$ 16.16	$ 13.32
Total Return B, C	24.30%	(37.13)%
Ratios to Average Net Assets E, H
Expenses before reductions	.56%	.54% A
Expenses net of fee waivers, if any	.56%	.54% A
Expenses net of all reductions	.56%	.54% A
Net investment income (loss)	2.17%	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 208	$ 154
Portfolio turnover rate F	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income II Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income II and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Equity-Income II and Class K to be eligible shareholders of Equity Income II. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, January 14, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,022,977
Gross unrealized depreciation	(431,717)
Net unrealized appreciation (depreciation)	$ 591,260

Tax Cost	$ 4,938,273

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 16,052
Capital loss carryforward	$ (2,327,266)
Net unrealized appreciation (depreciation)	$ 591,262

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 107,786	$ 309,872
Long-term Capital Gains	-	374,465
Total	$ 107,786	$ 684,337

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,677,248 and $4,509,043, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .46% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income II. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Equity-Income II	$ 11,885.25
Class K	108.06
	$ 11,993

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $122 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,167.37%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit - continued

pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,863.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Equity-Income II's operating expenses. During the period, this reimbursement reduced the class' expenses by $14.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $104 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008 A
From net investment income
Equity-Income II	$ 103,988	$ 153,404
Class K	3,798	668
Total	$ 107,786	$ 154,072
From net realized gain
Equity-Income II	$ -	$ 530,265

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 B	2008 A	2009 B	2008 A
Equity-Income II
Shares sold	20,468	36,424	$ 264,593	$ 723,646
Conversion to Class K	(6,298)	(11,240)	(80,663)	(186,499)
Reinvestment of distributions	7,638	29,836	98,777	653,499
Shares redeemed	(85,985)	(97,158)	(1,111,308)	(1,866,146)
Net increase (decrease)	(64,177)	(42,138)	$ (828,601)	$ (675,500)
Class K
Shares sold	3,143	731	$ 41,178	$ 10,900
Conversion from Equity Income II	6,298	11,236	80,663	186,499
Reinvestment of distributions	293	41	3,798	668
Shares redeemed	(8,420)	(464)	(110,496)	(6,789)
Net increase (decrease)	1,314	11,544	$ 15,143	$ 191,278

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

B Conversion transactions for Class K and Equity Income II are for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Equity-Income II Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income II Fund (a fund of Fidelity Financial Trust) at November 30, 2009, the results of its operations for the period indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income II Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Equity Income II designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Equity Income II designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Equity-Income II (retail class), as well as the fund's relative investment performance for Fidelity Equity-Income II (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Equity-Income II (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Equity-Income II (retail class) of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income II Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Equity-Income II (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Equity-Income II (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income II Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

EII-UANN-0110
1.786707.106

Fidelity®

Equity-Income II

Fund -
Class K

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class KA	24.30%	-1.14%	1.37%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Equity-Income II, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Equity-Income II Fund - Class K, a class of the fund, on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Stephen Petersen, Portfolio Manager of Fidelity® Equity-Income II Fund: For the 12 months ending November 30, 2009, the fund's Class K shares returned 24.30%, compared with 19.23% for the Russell 3000® Value Index. Stock picks in capital goods, diversified financials and energy had the biggest positive impact on relative performance. Overweighting consumer discretionary - particularly automobiles and components - and information technology also helped. On the flip side, unrewarding stock selection in insurance, consumer discretionary and health care equipment/services detracted from the fund's relative results. Individual contributors included financial services firms Bank of America and Morgan Stanley, both of which successfully raised capital and saw their earnings outlooks improve - due in large part to successful fixed-income trading. Favorable timing in my purchase of Bank of America was a key factor. Detractors included out-of-index holding United Parcel Service (UPS), which saw its package-delivery volume fall as the economy worsened, and its stock performance lagged. Property/casualty insurer Chubb was hurt by investor pessimism about the future pricing environment for insurers. UPS and Chubb were both sold from the portfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Equity-Income II	.72%
Actual		$ 1,000.00	$ 1,203.20	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Class K	.55%
Actual		$ 1,000.00	$ 1,203.40	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.2	4.3
Wells Fargo & Co.	3.3	3.5
Chevron Corp.	3.2	3.3
Bank of America Corp.	3.1	2.6
AT&T, Inc.	3.1	3.8
Exxon Mobil Corp.	2.8	3.4
Pfizer, Inc.	2.5	1.8
PNC Financial Services Group, Inc.	2.0	1.3
Merck & Co., Inc.	1.7	0.1
Verizon Communications, Inc.	1.7	1.9
	27.6
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	23.4
Energy	16.1	17.3
Consumer Discretionary	14.8	14.1
Industrials	10.3	8.9
Health Care	7.9	8.6
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Stocks 97.8%		Stocks 97.5%
	Convertible Securities 1.5%		Convertible Securities 1.8%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	13.1%	** Foreign investments	10.4%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 1.5%
Johnson Controls, Inc.	1,682,892	$ 45,522
Michelin CGDE Series B	109,156	8,276
The Goodyear Tire & Rubber Co. (a)	2,144,800	29,405
		83,203
Automobiles - 1.1%
Daimler AG (Reg.)	173,140	8,818
Fiat SpA (a)	943,300	13,922
Harley-Davidson, Inc. (c)	1,209,058	35,232
		57,972
Diversified Consumer Services - 0.7%
H&R Block, Inc.	1,818,100	36,907
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp. (a)	1,379,200	30,204
Household Durables - 3.4%
Black & Decker Corp.	314,029	19,058
KB Home	276,700	3,749
Lennar Corp. Class A	562,700	7,129
Newell Rubbermaid, Inc.	1,799,900	26,117
Toll Brothers, Inc. (a)	4,560,650	88,887
Whirlpool Corp.	546,900	40,558
		185,498
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	966,236	10,281
Media - 2.8%
Belo Corp. Series A	912,073	4,296
Comcast Corp. Class A	2,281,000	33,462
Informa PLC	1,805,725	8,243
Interpublic Group of Companies, Inc. (a)	1,182,100	7,483
The Walt Disney Co.	1,316,925	39,797
Time Warner, Inc.	1,521,617	46,744
Virgin Media, Inc.	912,900	15,026
		155,051
Multiline Retail - 1.7%
Kohl's Corp. (a)	722,712	38,405
Macy's, Inc.	769,619	12,552
Target Corp.	928,500	43,231
		94,188
Specialty Retail - 2.6%
Home Depot, Inc.	2,609,600	71,399
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	1,031,800	$ 22,504
OfficeMax, Inc. (a)	237,000	2,507
RadioShack Corp.	460,300	8,681
Staples, Inc.	1,679,800	39,173
		144,264
TOTAL CONSUMER DISCRETIONARY		797,568
CONSUMER STAPLES - 5.2%
Beverages - 1.1%
Carlsberg AS Series B	313,888	22,496
The Coca-Cola Co.	697,300	39,886
		62,382
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	586,400	18,184
Kroger Co.	361,600	8,223
Wal-Mart Stores, Inc.	192,700	10,512
Walgreen Co.	350,300	13,623
Winn-Dixie Stores, Inc. (a)	547,110	5,898
		56,440
Food Products - 0.9%
Hershey Co.	94,600	3,346
Nestle SA (Reg.)	657,942	31,096
Tyson Foods, Inc. Class A	1,164,869	14,002
		48,444
Household Products - 1.0%
Kimberly-Clark Corp.	235,900	15,562
Procter & Gamble Co.	606,000	37,784
		53,346
Personal Products - 0.3%
Avon Products, Inc.	456,204	15,625
Tobacco - 0.9%
Philip Morris International, Inc.	986,959	47,463
TOTAL CONSUMER STAPLES		283,700
ENERGY - 16.1%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	319,000	12,996
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	633,104	$ 11,890
Halliburton Co.	713,500	20,948
Nabors Industries Ltd. (a)	921,600	19,031
Noble Corp.	1,010,800	41,756
Pride International, Inc. (a)	401,529	12,700
Schlumberger Ltd.	680,576	43,482
		162,803
Oil, Gas & Consumable Fuels - 13.1%
Anadarko Petroleum Corp.	266,898	15,888
Apache Corp.	380,800	36,283
Chevron Corp.	2,281,100	178,017
Cloud Peak Energy, Inc.	174,700	2,358
ConocoPhillips	1,488,700	77,070
CONSOL Energy, Inc.	404,300	18,565
Devon Energy Corp.	204,786	13,792
EOG Resources, Inc.	459,786	39,767
Exxon Mobil Corp.	2,019,400	151,596
Marathon Oil Corp.	715,045	23,325
Occidental Petroleum Corp.	634,995	51,301
Reliance Industries Ltd.	452,840	10,367
Royal Dutch Shell PLC:
Class A sponsored ADR	1,504,600	89,915
Class B ADR	235,100	13,598
		721,842
TOTAL ENERGY		884,645
FINANCIALS - 25.5%
Capital Markets - 5.2%
Bank of New York Mellon Corp.	1,360,310	36,239
Credit Suisse Group sponsored ADR	410,600	21,520
Goldman Sachs Group, Inc.	455,100	77,212
Morgan Stanley	2,489,099	78,606
Nomura Holdings, Inc.	662,600	4,760
State Street Corp.	809,500	33,432
T. Rowe Price Group, Inc.	189,185	9,257
UBS AG:
(For. Reg.) (a)	621,000	9,704
(NY Shares) (a)	1,091,300	17,122
		287,852
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 7.8%
Associated Banc-Corp. (c)	1,238,355	$ 14,043
Comerica, Inc.	555,200	15,807
Huntington Bancshares, Inc.	1,520,800	5,809
KeyCorp	3,049,074	17,868
Marshall & Ilsley Corp.	788,400	4,533
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,711,800	20,378
PNC Financial Services Group, Inc.	1,972,500	112,452
Standard Chartered PLC (United Kingdom)	531,398	12,972
SunTrust Banks, Inc.	313,100	7,399
U.S. Bancorp, Delaware	1,542,000	37,208
Wells Fargo & Co.	6,431,500	180,339
		428,808
Consumer Finance - 1.4%
American Express Co.	518,370	21,683
Capital One Financial Corp.	650,284	24,945
Discover Financial Services	1,226,400	18,960
SLM Corp. (a)	867,281	9,514
		75,102
Diversified Financial Services - 8.2%
Bank of America Corp.	10,904,273	172,833
Citigroup, Inc.	6,416,183	26,371
CME Group, Inc.	15,088	4,952
JPMorgan Chase & Co.	5,405,400	229,680
Moody's Corp. (c)	441,540	10,257
Sands China Ltd.	4,090,800	4,920
		449,013
Insurance - 1.9%
ACE Ltd.	440,020	21,433
Hartford Financial Services Group, Inc.	600,700	14,693
MetLife, Inc.	326,200	11,153
Montpelier Re Holdings Ltd.	1,237,300	20,712
The First American Corp.	270,575	8,583
The Travelers Companies, Inc.	515,133	26,988
		103,562
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp.	597,858	6,050
HCP, Inc.	572,600	17,922
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Segro PLC	865,012	$ 4,632
Senior Housing Properties Trust (SBI)	472,882	9,822
		38,426
Real Estate Management & Development - 0.3%
Allgreen Properties Ltd.	2,540,000	2,092
CB Richard Ellis Group, Inc. Class A (a)	1,043,300	11,925
Indiabulls Real Estate Ltd. (a)	703,905	3,130
		17,147
TOTAL FINANCIALS		1,399,910
HEALTH CARE - 7.9%
Biotechnology - 0.8%
Amgen, Inc. (a)	582,100	32,801
Biogen Idec, Inc. (a)	220,870	10,368
		43,169
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	235,400	12,841
Boston Scientific Corp. (a)	1,329,105	11,125
Covidien PLC	544,000	25,470
		49,436
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	709,900	20,353
Pharmaceuticals - 5.8%
Abbott Laboratories	318,600	17,361
Johnson & Johnson	905,700	56,914
Merck & Co., Inc.	2,666,528	96,555
Pfizer, Inc.	7,519,735	136,634
Sanofi-Aventis	189,722	14,348
		321,812
TOTAL HEALTH CARE		434,770
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.9%
General Dynamics Corp.	167,083	11,011
Honeywell International, Inc.	1,262,300	48,561
Raytheon Co.	143,300	7,384
Spirit AeroSystems Holdings, Inc. Class A (a)	756,800	13,796
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	505,617	$ 26,499
United Technologies Corp.	783,428	52,678
		159,929
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	62,933	2,607
Masco Corp.	1,273,300	17,291
		19,898
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	220,383	6,215
Construction & Engineering - 0.1%
Fluor Corp.	159,500	6,776
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	397,300	16,961
Schneider Electric SA	79,061	8,652
		25,613
Industrial Conglomerates - 3.4%
General Electric Co.	4,391,600	70,353
Koninklijke Philips Electronics NV (NY Shares)	221,352	6,078
Rheinmetall AG	344,942	20,612
Siemens AG sponsored ADR	484,400	47,772
Textron, Inc.	1,041,600	20,884
Tyco International Ltd.	621,400	22,290
		187,989
Machinery - 2.2%
Briggs & Stratton Corp.	748,526	14,117
Caterpillar, Inc.	95,700	5,588
Cummins, Inc.	412,900	18,539
Eaton Corp.	382,200	24,423
Ingersoll-Rand Co. Ltd.	585,553	20,711
Kennametal, Inc.	532,200	11,975
The Stanley Works	279,800	13,590
Vallourec SA	55,600	9,299
		118,242
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
CSX Corp.	380,500	$ 18,066
Union Pacific Corp.	265,200	16,777
		34,843
TOTAL INDUSTRIALS		559,505
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	2,100,600	49,154
Motorola, Inc.	1,920,192	15,381
		64,535
Computers & Peripherals - 1.2%
Hewlett-Packard Co.	1,064,755	52,237
International Business Machines Corp.	127,200	16,072
		68,309
Electronic Equipment & Components - 0.9%
Agilent Technologies, Inc. (a)	63,790	1,845
Arrow Electronics, Inc. (a)	237,538	6,242
Avnet, Inc. (a)	475,100	12,946
Tyco Electronics Ltd.	1,152,971	26,760
		47,793
IT Services - 0.0%
Hewitt Associates, Inc. Class A (a)	31,944	1,284
MoneyGram International, Inc. (a)	340,342	844
		2,128
Office Electronics - 0.1%
Xerox Corp.	1,089,380	8,388
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	3,007,700	37,025
Intel Corp.	3,287,500	63,120
Micron Technology, Inc. (a)	1,472,300	11,072
National Semiconductor Corp.	1,678,202	24,502
Novellus Systems, Inc. (a)	182,200	3,770
Teradyne, Inc. (a)	303,600	2,690
Varian Semiconductor Equipment Associates, Inc. (a)	331,900	9,668
		151,847
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Microsoft Corp.	927,654	$ 27,282
Oracle Corp.	1,534,300	33,877
		61,159
TOTAL INFORMATION TECHNOLOGY		404,159
MATERIALS - 1.6%
Chemicals - 0.7%
Dow Chemical Co.	414,932	11,527
E.I. du Pont de Nemours & Co.	768,209	26,565
		38,092
Construction Materials - 0.1%
HeidelbergCement AG	73,743	4,894
Metals & Mining - 0.6%
Alcoa, Inc.	1,207,232	15,115
Commercial Metals Co.	143,400	2,280
Nucor Corp.	396,900	16,833
Tata Steel Ltd.	79,015	985
		35,213
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	270,650	10,539
TOTAL MATERIALS		88,738
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	6,231,400	167,874
Qwest Communications International, Inc. (c)	8,103,600	29,578
Verizon Communications, Inc.	2,981,400	93,795
		291,247
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp. (a)	6,776,747	25,142
Vodafone Group PLC sponsored ADR	814,900	18,490
		43,632
TOTAL TELECOMMUNICATION SERVICES		334,879
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.3%
Electric Utilities - 2.5%
Allegheny Energy, Inc.	1,517,297	$ 33,350
American Electric Power Co., Inc.	629,409	20,261
Entergy Corp.	388,700	30,571
Exelon Corp.	629,801	30,344
FirstEnergy Corp.	523,200	22,539
		137,065
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	2,279,900	29,046
Constellation Energy Group, Inc.	365,400	11,627
		40,673
Multi-Utilities - 0.1%
CMS Energy Corp.	319,000	4,543
TOTAL UTILITIES		182,281
TOTAL COMMON STOCKS (Cost $4,663,693)		5,370,155
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.4%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	7,600	6,437
Insurance - 0.3%
XL Capital Ltd. 10.75%	462,200	13,025
TOTAL FINANCIALS		19,462
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	190,100	22,515
TOTAL CONVERTIBLE PREFERRED STOCKS		41,977
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	414,533	$ 4,631
TOTAL PREFERRED STOCKS (Cost $29,214)		46,608
Convertible Bonds - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	$ 9,710	11,076
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (d)	1,890	1,603
Media - 0.1%
Liberty Global, Inc. 4.5% 11/15/16 (d)	3,190	3,162
TOTAL CONSUMER DISCRETIONARY		15,841
INDUSTRIALS - 0.1%
Airlines - 0.1%
AMR Corp. 6.25% 10/15/14	1,800	1,580
UAL Corp. 6% 10/15/29	2,270	2,417
		3,997
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	1,840	3,113
TOTAL INDUSTRIALS		7,110
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/14	5,220	4,267
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	$ 3,210	$ 6,745
United States Steel Corp. 4% 5/15/14	4,290	6,821
		13,566
TOTAL CONVERTIBLE BONDS (Cost $32,241)		40,784
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	35,194,441	35,194
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	36,792,475	36,792
TOTAL MONEY MARKET FUNDS (Cost $71,986)		71,986
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,797,134)		5,529,533
NET OTHER ASSETS - (0.6)%		(34,063)
NET ASSETS - 100%		$ 5,495,470
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,765,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 158
Fidelity Securities Lending Cash Central Fund	1,863
Total	$ 2,021
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 797,568	$ 788,750	$ 8,818	$ -
Consumer Staples	283,700	283,700	-	-
Energy	884,645	884,645	-	-
Financials	1,424,003	1,403,102	20,901	-
Health Care	434,770	420,422	14,348	-
Industrials	559,505	559,505	-	-
Information Technology	404,159	404,159	-	-
Materials	111,253	88,738	22,515	-
Telecommunication Services	334,879	334,879	-	-
Utilities	182,281	182,281	-	-
Corporate Bonds	40,784	-	40,784	-
Money Market Funds	71,986	71,986	-	-
Total Investments in Securities:	$ 5,529,533	$ 5,422,167	$ 107,366	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
Switzerland	3.6%
United Kingdom	2.5%
Germany	1.5%
Ireland	1.2%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $2,327,266,000 of which $1,317,781,000 and $1,009,485,000 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $35,748) - See accompanying schedule: Unaffiliated issuers (cost $4,725,148)	$ 5,457,547
Fidelity Central Funds (cost $71,986)	71,986
Total Investments (cost $4,797,134)		$ 5,529,533
Receivable for investments sold		8,183
Receivable for fund shares sold		924
Dividends receivable		13,611
Interest receivable		190
Distributions receivable from Fidelity Central Funds		58
Prepaid expenses		29
Other receivables		273
Total assets		5,552,801

Liabilities
Payable for investments purchased	$ 7,562
Payable for fund shares redeemed	9,394
Accrued management fee	2,108
Other affiliated payables	1,063
Other payables and accrued expenses	412
Collateral on securities loaned, at value	36,792
Total liabilities		57,331

Net Assets		$ 5,495,470
Net Assets consist of:
Paid in capital		$ 7,215,768
Undistributed net investment income		15,841
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,468,455)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		732,316
Net Assets		$ 5,495,470

Equity-Income II: Net Asset Value, offering price and redemption price per share ($5,287,661 ÷ 327,217 shares)		$ 16.16

Class K: Net Asset Value, offering price and redemption price per share ($207,809 ÷ 12,858 shares)		$ 16.16

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends		$ 131,565
Interest		796
Income from Fidelity Central Funds		2,021
Total income		134,382

Expenses
Management fee	$ 22,840
Transfer agent fees	11,993
Accounting and security lending fees	1,221
Custodian fees and expenses	112
Independent trustees' compensation	37
Registration fees	52
Audit	79
Legal	29
Interest	4
Miscellaneous	127
Total expenses before reductions	36,494
Expense reductions	(118)	36,376
Net investment income (loss)		98,006
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(645,425)
Foreign currency transactions	(29)
Total net realized gain (loss)		(645,454)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $84)	1,598,049
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		1,598,050
Net gain (loss)		952,596
Net increase (decrease) in net assets resulting from operations		$ 1,050,602

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,006	$ 143,404
Net realized gain (loss)	(645,454)	(1,804,306)
Change in net unrealized appreciation (depreciation)	1,598,050	(2,333,977)
Net increase (decrease) in net assets resulting from operations	1,050,602	(3,994,879)
Distributions to shareholders from net investment income	(107,786)	(154,072)
Distributions to shareholders from net realized gain	-	(530,265)
Total distributions	(107,786)	(684,337)
Share transactions - net increase (decrease)	(813,458)	(484,222)
Total increase (decrease) in net assets	129,358	(5,163,438)

Net Assets
Beginning of period	5,366,112	10,529,550
End of period (including undistributed net investment income of $15,841 and undistributed net investment income of $16,664, respectively)	$ 5,495,470	$ 5,366,112

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Equity-Income II

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 24.29	$ 25.12	$ 24.57	$ 23.90
Income from Investment Operations
Net investment income (loss) B	.27	.33	.33	.35	.35
Net realized and unrealized gain (loss)	2.86	(9.72)	1.29	2.44	1.36
Total from investment operations	3.13	(9.39)	1.62	2.79	1.71
Distributions from net investment income	(.29)	(.36)	(.38)	(.33)	(.41)
Distributions from net realized gain	-	(1.22)	(2.07)	(1.91)	(.63)
Total distributions	(.29)	(1.58)	(2.45)	(2.24)	(1.04)
Net asset value, end of period	$ 16.16	$ 13.32	$ 24.29	$ 25.12	$ 24.57
Total Return A	24.07%	(41.13)%	6.90%	12.28%	7.41%
Ratios to Average Net Assets C, E
Expenses before reductions	.75%	.67%	.65%	.67%	.68%
Expenses net of fee waivers, if any	.75%	.67%	.65%	.67%	.68%
Expenses net of all reductions	.74%	.67%	.65%	.66%	.62%
Net investment income (loss)	1.98%	1.70%	1.34%	1.50%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 5,288	$ 5,212	$ 10,530	$ 11,635	$ 12,248
Portfolio turnover rate D	75%	76%	47%	160%	143%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.29	.17
Net realized and unrealized gain (loss)	2.87	(8.08)
Total from investment operations	3.16	(7.91)
Distributions from net investment income	(.32)	(.19)
Net asset value, end of period	$ 16.16	$ 13.32
Total Return B, C	24.30%	(37.13)%
Ratios to Average Net Assets E, H
Expenses before reductions	.56%	.54% A
Expenses net of fee waivers, if any	.56%	.54% A
Expenses net of all reductions	.56%	.54% A
Net investment income (loss)	2.17%	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 208	$ 154
Portfolio turnover rate F	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income II Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income II and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Equity-Income II and Class K to be eligible shareholders of Equity Income II. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, January 14, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,022,977
Gross unrealized depreciation	(431,717)
Net unrealized appreciation (depreciation)	$ 591,260

Tax Cost	$ 4,938,273

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 16,052
Capital loss carryforward	$ (2,327,266)
Net unrealized appreciation (depreciation)	$ 591,262

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 107,786	$ 309,872
Long-term Capital Gains	-	374,465
Total	$ 107,786	$ 684,337

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,677,248 and $4,509,043, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .46% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income II. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Equity-Income II	$ 11,885.25
Class K	108.06
	$ 11,993

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $122 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,167.37%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Annual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,863.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Equity-Income II's operating expenses. During the period, this reimbursement reduced the class' expenses by $14.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $104 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008 A
From net investment income
Equity-Income II	$ 103,988	$ 153,404
Class K	3,798	668
Total	$ 107,786	$ 154,072
From net realized gain
Equity-Income II	$ -	$ 530,265

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 B	2008 A	2009 B	2008 A
Equity-Income II
Shares sold	20,468	36,424	$ 264,593	$ 723,646
Conversion to Class K	(6,298)	(11,240)	(80,663)	(186,499)
Reinvestment of distributions	7,638	29,836	98,777	653,499
Shares redeemed	(85,985)	(97,158)	(1,111,308)	(1,866,146)
Net increase (decrease)	(64,177)	(42,138)	$ (828,601)	$ (675,500)
Class K
Shares sold	3,143	731	$ 41,178	$ 10,900
Conversion from Equity Income II	6,298	11,236	80,663	186,499
Reinvestment of distributions	293	41	3,798	668
Shares redeemed	(8,420)	(464)	(110,496)	(6,789)
Net increase (decrease)	1,314	11,544	$ 15,143	$ 191,278

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

B Conversion transactions for Class K and Equity Income II are for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Equity-Income II Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income II Fund (a fund of Fidelity Financial Trust) at November 30, 2009, the results of its operations for the period indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income II Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-
present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-
present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-
present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Equity-Income II (retail class), as well as the fund's relative investment performance for Fidelity Equity-Income II (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Equity-Income II (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Equity-Income II (retail class) of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income II Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Equity-Income II (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Equity-Income II (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income II Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

EII-K-UANN-0110
1.863190.101

Fidelity®

Independence

Fund

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Independence	35.62%	2.87%	1.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Independence, a class of the fund, on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Robert Bertelson, Portfolio Manager of Fidelity® Independence Fund: During the past year, the fund's Retail Class shares returned 35.62%, handily beating the S&P 500. An overweighting and favorable stock selection in financials provided the biggest boost. Stock picking and an overweighting in materials also added value, as did stock selection in energy. Dow Chemical was the fund's top contributor. The company was able to secure financing and move forward with an acquisition that closed in April and provided valuable synergies. In financials, notable contributors included Bank of America and Wells Fargo. I'll also mention an underweighting in underperforming index component Exxon Mobil, which was sold during the period. Conversely, our results were hurt by an underweighting in information technology. Stock selection in health care and industrials worked against us as well. The largest relative detractor was an out-of-index position in Myriad Genetics, which supplies diagnostic tests for various kinds of cancer. Disappointing earnings, coupled with investors' concerns about health care reform and a relatively high valuation to start the period, undermined the stock. Airline Delta Air Lines also detracted, as did commercial bank Citigroup. Myriad Genetics and Delta were out-of-index positions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Independence	.97%
Actual		$ 1,000.00	$ 1,204.30	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class K	.78%
Actual		$ 1,000.00	$ 1,205.50	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.16	$ 3.95

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.9	0.3
Bank of America Corp.	3.4	3.2
Wells Fargo & Co.	3.3	4.6
Microsoft Corp.	3.2	0.0
Apple, Inc.	3.0	2.3
Express Scripts, Inc.	3.0	2.8
Dow Chemical Co.	2.7	2.0
Delta Air Lines, Inc.	2.6	1.9
JPMorgan Chase & Co.	2.6	3.7
Amazon.com, Inc.	2.0	1.8
	29.7
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.3	10.5
Financials	22.4	29.4
Health Care	10.6	10.4
Consumer Discretionary	10.6	12.4
Industrials	10.1	6.1
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Stocks 99.9%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	16.0%	** Foreign investments	19.1%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.6%
Autoliv, Inc.	981,600	$ 39,863
BorgWarner, Inc.	150,000	4,532
The Goodyear Tire & Rubber Co. (a)	1,500,000	20,565
		64,960
Hotels, Restaurants & Leisure - 1.8%
Ctrip.com International Ltd. sponsored ADR (a)	981,600	72,000
Household Durables - 1.5%
Cyrela Brazil Realty SA	1,500,000	20,891
Gafisa SA sponsored ADR (a)(c)	1,119,000	37,710
Lennar Corp. Class A	100,000	1,267
		59,868
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	589,000	80,051
B2W Companhia Global Do Varejo	300,000	8,567
Priceline.com, Inc. (a)(c)	125,000	26,765
		115,383
Multiline Retail - 1.3%
Nordstrom, Inc. (c)	600,000	20,070
Target Corp.	699,200	32,555
		52,625
Specialty Retail - 1.4%
Best Buy Co., Inc.	300,000	12,849
TJX Companies, Inc.	250,000	9,595
Williams-Sonoma, Inc.	1,590,300	32,315
		54,759
Textiles, Apparel & Luxury Goods - 0.1%
Fuqi International, Inc. (a)(c)	172,200	3,775
TOTAL CONSUMER DISCRETIONARY		423,370
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	200,000	11,982
Whole Foods Market, Inc. (a)(c)	200,000	5,130
		17,112
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	800,000	$ 37,464
Hengan International Group Co. Ltd.	2,850,000	20,465
		57,929
TOTAL CONSUMER STAPLES		75,041
ENERGY - 9.0%
Energy Equipment & Services - 5.0%
Dril-Quip, Inc. (a)	278,300	15,031
Halliburton Co.	400,000	11,744
Noble Corp.	400,000	16,524
Schlumberger Ltd.	200,000	12,778
Seadrill Ltd.	1,700,000	39,295
Seahawk Drilling, Inc. (a)	170,000	3,660
Transocean Ltd. (a)	883,500	75,442
Weatherford International Ltd. (a)	1,559,600	26,045
		200,519
Oil, Gas & Consumable Fuels - 4.0%
Chesapeake Energy Corp.	716,200	17,132
Concho Resources, Inc. (a)	785,300	32,103
EXCO Resources, Inc.	500,000	8,460
Occidental Petroleum Corp.	789,000	63,743
Southwestern Energy Co. (a)	876,100	38,513
		159,951
TOTAL ENERGY		360,470
FINANCIALS - 22.4%
Capital Markets - 1.9%
Franklin Resources, Inc.	100,000	10,803
Janus Capital Group, Inc.	500,000	6,545
Morgan Stanley	1,223,700	38,644
The Blackstone Group LP	1,400,000	19,376
		75,368
Commercial Banks - 6.3%
China Merchants Bank Co. Ltd. (H Shares)	5,725,000	15,513
Itau Unibanco Banco Multiplo SA ADR	1,350,000	30,038
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	1,321,500	$ 75,339
Wells Fargo & Co.	4,646,300	130,282
		251,172
Consumer Finance - 1.7%
American Express Co.	1,650,000	69,020
Diversified Financial Services - 8.8%
Apollo Global Management LLC (a)(d)	1,703,400	10,220
Bank of America Corp.	8,667,681	137,383
Citigroup, Inc.	2,000,000	8,220
CME Group, Inc.	127,600	41,882
Hong Kong Exchange & Clearing Ltd.	978,000	17,440
IntercontinentalExchange, Inc. (a)	343,600	36,693
JPMorgan Chase & Co.	2,398,600	101,917
		353,755
Insurance - 3.6%
Assured Guaranty Ltd.	492,800	11,177
Hartford Financial Services Group, Inc.	2,250,400	55,045
Lincoln National Corp.	1,392,500	31,902
XL Capital Ltd. Class A	2,454,100	44,935
		143,059
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd. (a)	1,000,000	4,447
TOTAL FINANCIALS		896,821
HEALTH CARE - 10.6%
Biotechnology - 2.0%
Dendreon Corp. (a)	400,000	10,936
Myriad Genetics, Inc. (a)	400,000	9,248
United Therapeutics Corp. (a)	785,300	35,802
Vertex Pharmaceuticals, Inc. (a)	562,600	21,840
		77,826
Health Care Equipment & Supplies - 0.3%
Sonova Holding AG	100,000	11,875
Health Care Providers & Services - 5.7%
CIGNA Corp.	400,000	12,832
Emergency Medical Services Corp. Class A (a)	200,000	9,650
Express Scripts, Inc. (a)	1,374,300	117,915
Humana, Inc. (a)	981,600	40,746
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	589,000	$ 37,201
UnitedHealth Group, Inc.	400,000	11,468
		229,812
Health Care Technology - 0.7%
Cerner Corp. (a)	392,700	29,566
Life Sciences Tools & Services - 0.7%
Life Technologies Corp. (a)	589,000	29,320
Pharmaceuticals - 1.2%
Merck & Co., Inc.	1,300,000	47,073
TOTAL HEALTH CARE		425,472
INDUSTRIALS - 10.1%
Air Freight & Logistics - 0.6%
FedEx Corp.	300,000	25,335
Airlines - 5.1%
AMR Corp. (a)	3,842,000	23,206
Continental Airlines, Inc. Class B (a)	2,900,000	41,354
Delta Air Lines, Inc. (a)	12,561,975	102,883
Southwest Airlines Co.	3,926,600	36,125
		203,568
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	200,000	8,286
Industrial Conglomerates - 0.4%
Textron, Inc.	787,000	15,779
Machinery - 2.0%
Cummins, Inc.	300,000	13,470
Danaher Corp.	200,000	14,184
Kennametal, Inc.	300,000	6,750
Parker Hannifin Corp.	600,000	32,376
SmartHeat, Inc. (a)	110,700	1,463
Timken Co.	500,000	12,335
		80,578
Road & Rail - 1.6%
CSX Corp.	781,600	37,110
Union Pacific Corp.	390,800	24,722
		61,832
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	200,000	$ 9,180
TOTAL INDUSTRIALS		404,558
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 3.5%
Ciena Corp. (a)(c)	700,000	8,505
Cisco Systems, Inc. (a)	3,000,000	70,200
Juniper Networks, Inc. (a)	1,570,600	41,040
Riverbed Technology, Inc. (a)	500,000	10,180
ZTE Corp. (H Shares)	1,500,000	8,497
		138,422
Computers & Peripherals - 5.0%
Apple, Inc. (a)	602,900	120,526
Hewlett-Packard Co.	1,000,000	49,060
Seagate Technology	2,061,400	31,189
		200,775
Electronic Equipment & Components - 0.8%
Agilent Technologies, Inc. (a)	1,078,000	31,176
Internet Software & Services - 7.8%
Baidu.com, Inc. sponsored ADR (a)(c)	62,700	27,195
eBay, Inc. (a)	3,000,000	73,410
Google, Inc. Class A (a)	270,000	157,408
Tencent Holdings Ltd.	2,994,000	55,361
		313,374
IT Services - 1.1%
Visa, Inc. Class A	543,600	44,032
Semiconductors & Semiconductor Equipment - 3.9%
Aixtron AG	200,000	7,198
Analog Devices, Inc.	200,000	5,998
Broadcom Corp. Class A (a)	981,600	28,663
Intel Corp.	2,200,000	42,240
Marvell Technology Group Ltd. (a)	2,361,400	36,413
NVIDIA Corp. (a)	1,300,000	16,978
PMC-Sierra, Inc. (a)	2,054,100	16,289
		153,779
Software - 6.2%
Citrix Systems, Inc. (a)	1,568,800	59,897
Informatica Corp. (a)	1,400,000	31,430
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	4,400,000	$ 129,404
Rovi Corp. (a)	585,300	17,448
Taleo Corp. Class A (a)	500,000	10,330
		248,509
TOTAL INFORMATION TECHNOLOGY		1,130,067
MATERIALS - 6.4%
Chemicals - 4.0%
Cabot Corp.	150,000	3,440
Dow Chemical Co.	3,824,700	106,250
Ferro Corp.	669,400	4,331
Rockwood Holdings, Inc. (a)	900,000	20,259
The Mosaic Co.	139,500	7,596
Westlake Chemical Corp. (c)	600,000	15,690
		157,566
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	300,000	9,381
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd. (Canada)	318,600	19,862
Alcoa, Inc.	2,589,100	32,416
Freeport-McMoRan Copper & Gold, Inc.	294,500	24,385
		76,663
Paper & Forest Products - 0.3%
Sino-Forest Corp. (a)	600,000	10,499
TOTAL MATERIALS		254,109
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vivo Participacoes SA sponsored ADR	700,000	21,350
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. Class A (a)	2,750,000	4,978
TOTAL COMMON STOCKS (Cost $3,275,140)		3,996,236
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (e)	17,676,290	$ 17,676
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	110,176,200	110,176
TOTAL MONEY MARKET FUNDS (Cost $127,852)		127,852
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $3,402,992)		4,124,088
NET OTHER ASSETS - (3.1)%		(122,109)
NET ASSETS - 100%		$ 4,001,979
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,220,000 or 0.3% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned(Amounts in thousands)
Fidelity Cash Central Fund	$ 99
Fidelity Securities Lending Cash Central Fund	1,829
Total	$ 1,928
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.0%
Switzerland	3.2%
Cayman Islands	3.1%
Brazil	2.9%
China	2.8%
Bermuda	2.2%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $2,045,828,000 of which $1,272,786,000 and $773,042,000 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $108,599) - See accompanying schedule: Unaffiliated issuers (cost $3,275,140)	$ 3,996,236
Fidelity Central Funds (cost $127,852)	127,852
Total Investments (cost $3,402,992)		$ 4,124,088
Receivable for investments sold		16,499
Receivable for fund shares sold		1,454
Dividends receivable		4,760
Distributions receivable from Fidelity Central Funds		65
Prepaid expenses		21
Other receivables		226
Total assets		4,147,113

Liabilities
Payable for fund shares redeemed	31,654
Accrued management fee	2,340
Other affiliated payables	803
Other payables and accrued expenses	161
Collateral on securities loaned, at value	110,176
Total liabilities		145,134

Net Assets		$ 4,001,979
Net Assets consist of:
Paid in capital		$ 5,377,966
Undistributed net investment income		6,577
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,103,674)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		721,110
Net Assets		$ 4,001,979

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2009

Independence: Net Asset Value, offering price and redemption price per share ($3,823,596 ÷ 200,188 shares)	$ 19.10

Class K: Net Asset Value, offering price and redemption price per share ($178,383 ÷ 9,330 shares)	$ 19.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends		$ 43,273
Interest		1
Income from Fidelity Central Funds		1,928
Total income		45,202

Expenses
Management fee Basic fee	$ 19,981
Performance adjustment	2,216
Transfer agent fees	8,797
Accounting and security lending fees	1,095
Custodian fees and expenses	125
Independent trustees' compensation	27
Registration fees	76
Audit	70
Legal	25
Interest	3
Miscellaneous	83
Total expenses before reductions	32,498
Expense reductions	(471)	32,027
Net investment income (loss)		13,175
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(303,011)
Foreign currency transactions	(470)
Futures contracts	(484)
Total net realized gain (loss)		(303,965)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,385,783
Assets and liabilities in foreign currencies	(68)
Total change in net unrealized appreciation (depreciation)		1,385,715
Net gain (loss)		1,081,750
Net increase (decrease) in net assets resulting from operations		$ 1,094,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,175	$ 20,479
Net realized gain (loss)	(303,965)	(1,790,977)
Change in net unrealized appreciation (depreciation)	1,385,715	(1,587,052)
Net increase (decrease) in net assets resulting from operations	1,094,925	(3,357,550)
Distributions to shareholders from net investment income	(20,945)	(2,158)
Distributions to shareholders from net realized gain	-	(166,844)
Total distributions	(20,945)	(169,002)
Share transactions - net increase (decrease)	(556,508)	1,111,831
Total increase (decrease) in net assets	517,472	(2,414,721)

Net Assets
Beginning of period	3,484,507	5,899,228
End of period (including undistributed net investment income of $6,577 and undistributed net investment income of $15,566, respectively)	$ 4,001,979	$ 3,484,507

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Independence

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 27.60	$ 22.03	$ 19.46	$ 17.39
Income from Investment Operations
Net investment income (loss) B	.06	.08	.07	.08	.04
Net realized and unrealized gain (loss)	4.96	(12.75)	5.60	2.54	2.14
Total from investment operations	5.02	(12.67)	5.67	2.62	2.18
Distributions from net investment income	(.09)	(.01)	(.10)	(.05)	(.11)
Distributions from net realized gain	-	(.75)	-	-	-
Total distributions	(.09)	(.76)	(.10)	(.05)	(.11)
Net asset value, end of period	$ 19.10	$ 14.17	$ 27.60	$ 22.03	$ 19.46
Total Return A	35.62%	(47.19)%	25.85%	13.49%	12.61%
Ratios to Average Net Assets C, E
Expenses before reductions	.92%	.91%	.90%	.87%	.77%
Expenses net of fee waivers, if any	.92%	.91%	.90%	.87%	.77%
Expenses net of all reductions	.91%	.90%	.89%	.86%	.72%
Net investment income (loss)	.36%	.34%	.31%	.41%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,824	$ 3,407	$ 5,899	$ 4,723	$ 4,654
Portfolio turnover rate D	173%	173%	175%	169%	119%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	.09	.09
Net realized and unrealized gain (loss)	4.96	(14.47)
Total from investment operations	5.05	(14.38)
Distributions from net investment income	(.11)	-
Net asset value, end of period	$ 19.12	$ 14.18
Total Return B, C	35.94%	(50.35)%
Ratios to Average Net Assets E, H
Expenses before reductions	.73%	.79% A
Expenses net of fee waivers, if any	.73%	.79% A
Expenses net of all reductions	.72%	.78% A
Net investment income (loss)	.56%	1.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 178	$ 78
Portfolio turnover rate F	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Independence and Class K to eligible shareholders of Independence. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 12, 2010, have been

Annual Report

3. Significant Accounting Policies - continued

evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 801,314
Gross unrealized depreciation	(131,434)
Net unrealized appreciation (depreciation)	$ 669,880

Tax Cost	$ 3,454,208

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,667
Capital loss carryforward	$ (2,045,828)
Net unrealized appreciation (depreciation)	$ 669,895

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 20,945	$ 17,134
Long-term Capital Gains	-	151,868
Total	$ 20,945	$ 169,002

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (484)	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (484)	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(484) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,093,696 and $6,565,011, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Independence, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Independence	$ 8,712.26
Class K	85.06
	$ 8,797

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $143 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,135.44%		$ 3

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,829.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,388. The weighted average interest rate was .83%. The interest expense amounted to two hundred and ninety-four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Independence's operating expenses. During the period, this reimbursement reduced the class' expenses by $15.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $456 for the period.

Annual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Independence	$ 20,326	$ 2,158
Class K	619	-
Total	$ 20,945	$ 2,158
From net realized gain
Independence	$ -	$ 166,844

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 B	2008 A	2009 B	2008 A
Independence
Shares sold	19,015	106,988	$ 286,391	$ 2,759,081
Conversion to Class K	(4,612)	(5,354)	(73,200)	(109,247)
Reinvestment of distributions	1,443	6,242	20,026	166,964
Shares redeemed	(56,069)	(81,243)	(841,423)	(1,816,192)
Net increase (decrease)	(40,223)	26,633	$ (608,206)	$ 1,000,606
Class K
Shares sold	3,711	659	$ 53,643	$ 10,298
Conversion from Independence	4,612	5,350	73,200	109,247
Reinvestment of distributions	45	-	619	-
Shares redeemed	(4,524)	(523)	(75,764)	(8,320)
Net increase (decrease)	3,844	5,486	$ 51,698	$ 111,225

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

B Conversion transactions for Class K and Independence are for the period December 1, 2008 through August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Independence Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Independence Fund (a fund of Fidelity Financial Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Independence Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 12, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Independence Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Independence	12/14/09	12/11/09	$.033	$.005

Independence designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Independence designates 100%, of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Independence Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Independence (retail class), as well as the fund's relative investment performance for Fidelity Independence (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Independence (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Independence (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Independence Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Independence (retail class) of the fund was in the fourth quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Independence (retail class) compared favorably to its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Independence (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Independence Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FRE-UANN-0110
1.786709.106

Fidelity®

Independence

Fund -
Class K

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class K A	35.94%	2.93%	1.72%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Independence, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Independence - Class K on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Robert Bertelson, Portfolio Manager of Fidelity® Independence Fund: During the past year, the fund's Class K shares returned 35.94%, handily beating the S&P 500. An overweighting and favorable stock selection in financials provided the biggest boost. Stock picking and an overweighting in materials also added value, as did stock selection in energy. Dow Chemical was the fund's top contributor. The company was able to secure financing and move forward with an acquisition that closed in April and provided valuable synergies. In financials, notable contributors included Bank of America and Wells Fargo. I'll also mention an underweighting in underperforming index component Exxon Mobil, which was sold during the period. Conversely, our results were hurt by an underweighting in information technology. Stock selection in health care and industrials worked against us as well. The largest relative detractor was an out-of-index position in Myriad Genetics, which supplies diagnostic tests for various kinds of cancer. Disappointing earnings, coupled with investors' concerns about health care reform and a relatively high valuation to start the period, undermined the stock. Airline Delta Air Lines also detracted, as did commercial bank Citigroup. Myriad Genetics and Delta were out-of-index positions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Independence	.97%
Actual		$ 1,000.00	$ 1,204.30	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class K	.78%
Actual		$ 1,000.00	$ 1,205.50	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.16	$ 3.95

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.9	0.3
Bank of America Corp.	3.4	3.2
Wells Fargo & Co.	3.3	4.6
Microsoft Corp.	3.2	0.0
Apple, Inc.	3.0	2.3
Express Scripts, Inc.	3.0	2.8
Dow Chemical Co.	2.7	2.0
Delta Air Lines, Inc.	2.6	1.9
JPMorgan Chase & Co.	2.6	3.7
Amazon.com, Inc.	2.0	1.8
	29.7
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.3	10.5
Financials	22.4	29.4
Health Care	10.6	10.4
Consumer Discretionary	10.6	12.4
Industrials	10.1	6.1
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Stocks 99.9%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	16.0%	** Foreign investments	19.1%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.6%
Autoliv, Inc.	981,600	$ 39,863
BorgWarner, Inc.	150,000	4,532
The Goodyear Tire & Rubber Co. (a)	1,500,000	20,565
		64,960
Hotels, Restaurants & Leisure - 1.8%
Ctrip.com International Ltd. sponsored ADR (a)	981,600	72,000
Household Durables - 1.5%
Cyrela Brazil Realty SA	1,500,000	20,891
Gafisa SA sponsored ADR (a)(c)	1,119,000	37,710
Lennar Corp. Class A	100,000	1,267
		59,868
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	589,000	80,051
B2W Companhia Global Do Varejo	300,000	8,567
Priceline.com, Inc. (a)(c)	125,000	26,765
		115,383
Multiline Retail - 1.3%
Nordstrom, Inc. (c)	600,000	20,070
Target Corp.	699,200	32,555
		52,625
Specialty Retail - 1.4%
Best Buy Co., Inc.	300,000	12,849
TJX Companies, Inc.	250,000	9,595
Williams-Sonoma, Inc.	1,590,300	32,315
		54,759
Textiles, Apparel & Luxury Goods - 0.1%
Fuqi International, Inc. (a)(c)	172,200	3,775
TOTAL CONSUMER DISCRETIONARY		423,370
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	200,000	11,982
Whole Foods Market, Inc. (a)(c)	200,000	5,130
		17,112
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	800,000	$ 37,464
Hengan International Group Co. Ltd.	2,850,000	20,465
		57,929
TOTAL CONSUMER STAPLES		75,041
ENERGY - 9.0%
Energy Equipment & Services - 5.0%
Dril-Quip, Inc. (a)	278,300	15,031
Halliburton Co.	400,000	11,744
Noble Corp.	400,000	16,524
Schlumberger Ltd.	200,000	12,778
Seadrill Ltd.	1,700,000	39,295
Seahawk Drilling, Inc. (a)	170,000	3,660
Transocean Ltd. (a)	883,500	75,442
Weatherford International Ltd. (a)	1,559,600	26,045
		200,519
Oil, Gas & Consumable Fuels - 4.0%
Chesapeake Energy Corp.	716,200	17,132
Concho Resources, Inc. (a)	785,300	32,103
EXCO Resources, Inc.	500,000	8,460
Occidental Petroleum Corp.	789,000	63,743
Southwestern Energy Co. (a)	876,100	38,513
		159,951
TOTAL ENERGY		360,470
FINANCIALS - 22.4%
Capital Markets - 1.9%
Franklin Resources, Inc.	100,000	10,803
Janus Capital Group, Inc.	500,000	6,545
Morgan Stanley	1,223,700	38,644
The Blackstone Group LP	1,400,000	19,376
		75,368
Commercial Banks - 6.3%
China Merchants Bank Co. Ltd. (H Shares)	5,725,000	15,513
Itau Unibanco Banco Multiplo SA ADR	1,350,000	30,038
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	1,321,500	$ 75,339
Wells Fargo & Co.	4,646,300	130,282
		251,172
Consumer Finance - 1.7%
American Express Co.	1,650,000	69,020
Diversified Financial Services - 8.8%
Apollo Global Management LLC (a)(d)	1,703,400	10,220
Bank of America Corp.	8,667,681	137,383
Citigroup, Inc.	2,000,000	8,220
CME Group, Inc.	127,600	41,882
Hong Kong Exchange & Clearing Ltd.	978,000	17,440
IntercontinentalExchange, Inc. (a)	343,600	36,693
JPMorgan Chase & Co.	2,398,600	101,917
		353,755
Insurance - 3.6%
Assured Guaranty Ltd.	492,800	11,177
Hartford Financial Services Group, Inc.	2,250,400	55,045
Lincoln National Corp.	1,392,500	31,902
XL Capital Ltd. Class A	2,454,100	44,935
		143,059
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd. (a)	1,000,000	4,447
TOTAL FINANCIALS		896,821
HEALTH CARE - 10.6%
Biotechnology - 2.0%
Dendreon Corp. (a)	400,000	10,936
Myriad Genetics, Inc. (a)	400,000	9,248
United Therapeutics Corp. (a)	785,300	35,802
Vertex Pharmaceuticals, Inc. (a)	562,600	21,840
		77,826
Health Care Equipment & Supplies - 0.3%
Sonova Holding AG	100,000	11,875
Health Care Providers & Services - 5.7%
CIGNA Corp.	400,000	12,832
Emergency Medical Services Corp. Class A (a)	200,000	9,650
Express Scripts, Inc. (a)	1,374,300	117,915
Humana, Inc. (a)	981,600	40,746
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	589,000	$ 37,201
UnitedHealth Group, Inc.	400,000	11,468
		229,812
Health Care Technology - 0.7%
Cerner Corp. (a)	392,700	29,566
Life Sciences Tools & Services - 0.7%
Life Technologies Corp. (a)	589,000	29,320
Pharmaceuticals - 1.2%
Merck & Co., Inc.	1,300,000	47,073
TOTAL HEALTH CARE		425,472
INDUSTRIALS - 10.1%
Air Freight & Logistics - 0.6%
FedEx Corp.	300,000	25,335
Airlines - 5.1%
AMR Corp. (a)	3,842,000	23,206
Continental Airlines, Inc. Class B (a)	2,900,000	41,354
Delta Air Lines, Inc. (a)	12,561,975	102,883
Southwest Airlines Co.	3,926,600	36,125
		203,568
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	200,000	8,286
Industrial Conglomerates - 0.4%
Textron, Inc.	787,000	15,779
Machinery - 2.0%
Cummins, Inc.	300,000	13,470
Danaher Corp.	200,000	14,184
Kennametal, Inc.	300,000	6,750
Parker Hannifin Corp.	600,000	32,376
SmartHeat, Inc. (a)	110,700	1,463
Timken Co.	500,000	12,335
		80,578
Road & Rail - 1.6%
CSX Corp.	781,600	37,110
Union Pacific Corp.	390,800	24,722
		61,832
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	200,000	$ 9,180
TOTAL INDUSTRIALS		404,558
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 3.5%
Ciena Corp. (a)(c)	700,000	8,505
Cisco Systems, Inc. (a)	3,000,000	70,200
Juniper Networks, Inc. (a)	1,570,600	41,040
Riverbed Technology, Inc. (a)	500,000	10,180
ZTE Corp. (H Shares)	1,500,000	8,497
		138,422
Computers & Peripherals - 5.0%
Apple, Inc. (a)	602,900	120,526
Hewlett-Packard Co.	1,000,000	49,060
Seagate Technology	2,061,400	31,189
		200,775
Electronic Equipment & Components - 0.8%
Agilent Technologies, Inc. (a)	1,078,000	31,176
Internet Software & Services - 7.8%
Baidu.com, Inc. sponsored ADR (a)(c)	62,700	27,195
eBay, Inc. (a)	3,000,000	73,410
Google, Inc. Class A (a)	270,000	157,408
Tencent Holdings Ltd.	2,994,000	55,361
		313,374
IT Services - 1.1%
Visa, Inc. Class A	543,600	44,032
Semiconductors & Semiconductor Equipment - 3.9%
Aixtron AG	200,000	7,198
Analog Devices, Inc.	200,000	5,998
Broadcom Corp. Class A (a)	981,600	28,663
Intel Corp.	2,200,000	42,240
Marvell Technology Group Ltd. (a)	2,361,400	36,413
NVIDIA Corp. (a)	1,300,000	16,978
PMC-Sierra, Inc. (a)	2,054,100	16,289
		153,779
Software - 6.2%
Citrix Systems, Inc. (a)	1,568,800	59,897
Informatica Corp. (a)	1,400,000	31,430
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	4,400,000	$ 129,404
Rovi Corp. (a)	585,300	17,448
Taleo Corp. Class A (a)	500,000	10,330
		248,509
TOTAL INFORMATION TECHNOLOGY		1,130,067
MATERIALS - 6.4%
Chemicals - 4.0%
Cabot Corp.	150,000	3,440
Dow Chemical Co.	3,824,700	106,250
Ferro Corp.	669,400	4,331
Rockwood Holdings, Inc. (a)	900,000	20,259
The Mosaic Co.	139,500	7,596
Westlake Chemical Corp. (c)	600,000	15,690
		157,566
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	300,000	9,381
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd. (Canada)	318,600	19,862
Alcoa, Inc.	2,589,100	32,416
Freeport-McMoRan Copper & Gold, Inc.	294,500	24,385
		76,663
Paper & Forest Products - 0.3%
Sino-Forest Corp. (a)	600,000	10,499
TOTAL MATERIALS		254,109
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vivo Participacoes SA sponsored ADR	700,000	21,350
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. Class A (a)	2,750,000	4,978
TOTAL COMMON STOCKS (Cost $3,275,140)		3,996,236
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (e)	17,676,290	$ 17,676
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	110,176,200	110,176
TOTAL MONEY MARKET FUNDS (Cost $127,852)		127,852
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $3,402,992)		4,124,088
NET OTHER ASSETS - (3.1)%		(122,109)
NET ASSETS - 100%		$ 4,001,979
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,220,000 or 0.3% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned(Amounts in thousands)
Fidelity Cash Central Fund	$ 99
Fidelity Securities Lending Cash Central Fund	1,829
Total	$ 1,928
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.0%
Switzerland	3.2%
Cayman Islands	3.1%
Brazil	2.9%
China	2.8%
Bermuda	2.2%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $2,045,828,000 of which $1,272,786,000 and $773,042,000 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $108,599) - See accompanying schedule: Unaffiliated issuers (cost $3,275,140)	$ 3,996,236
Fidelity Central Funds (cost $127,852)	127,852
Total Investments (cost $3,402,992)		$ 4,124,088
Receivable for investments sold		16,499
Receivable for fund shares sold		1,454
Dividends receivable		4,760
Distributions receivable from Fidelity Central Funds		65
Prepaid expenses		21
Other receivables		226
Total assets		4,147,113

Liabilities
Payable for fund shares redeemed	31,654
Accrued management fee	2,340
Other affiliated payables	803
Other payables and accrued expenses	161
Collateral on securities loaned, at value	110,176
Total liabilities		145,134

Net Assets		$ 4,001,979
Net Assets consist of:
Paid in capital		$ 5,377,966
Undistributed net investment income		6,577
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,103,674)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		721,110
Net Assets		$ 4,001,979

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2009

Independence: Net Asset Value, offering price and redemption price per share ($3,823,596 ÷ 200,188 shares)	$ 19.10

Class K: Net Asset Value, offering price and redemption price per share ($178,383 ÷ 9,330 shares)	$ 19.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends		$ 43,273
Interest		1
Income from Fidelity Central Funds		1,928
Total income		45,202

Expenses
Management fee Basic fee	$ 19,981
Performance adjustment	2,216
Transfer agent fees	8,797
Accounting and security lending fees	1,095
Custodian fees and expenses	125
Independent trustees' compensation	27
Registration fees	76
Audit	70
Legal	25
Interest	3
Miscellaneous	83
Total expenses before reductions	32,498
Expense reductions	(471)	32,027
Net investment income (loss)		13,175
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(303,011)
Foreign currency transactions	(470)
Futures contracts	(484)
Total net realized gain (loss)		(303,965)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,385,783
Assets and liabilities in foreign currencies	(68)
Total change in net unrealized appreciation (depreciation)		1,385,715
Net gain (loss)		1,081,750
Net increase (decrease) in net assets resulting from operations		$ 1,094,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,175	$ 20,479
Net realized gain (loss)	(303,965)	(1,790,977)
Change in net unrealized appreciation (depreciation)	1,385,715	(1,587,052)
Net increase (decrease) in net assets resulting from operations	1,094,925	(3,357,550)
Distributions to shareholders from net investment income	(20,945)	(2,158)
Distributions to shareholders from net realized gain	-	(166,844)
Total distributions	(20,945)	(169,002)
Share transactions - net increase (decrease)	(556,508)	1,111,831
Total increase (decrease) in net assets	517,472	(2,414,721)

Net Assets
Beginning of period	3,484,507	5,899,228
End of period (including undistributed net investment income of $6,577 and undistributed net investment income of $15,566, respectively)	$ 4,001,979	$ 3,484,507

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Independence

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 27.60	$ 22.03	$ 19.46	$ 17.39
Income from Investment Operations
Net investment income (loss) B	.06	.08	.07	.08	.04
Net realized and unrealized gain (loss)	4.96	(12.75)	5.60	2.54	2.14
Total from investment operations	5.02	(12.67)	5.67	2.62	2.18
Distributions from net investment income	(.09)	(.01)	(.10)	(.05)	(.11)
Distributions from net realized gain	-	(.75)	-	-	-
Total distributions	(.09)	(.76)	(.10)	(.05)	(.11)
Net asset value, end of period	$ 19.10	$ 14.17	$ 27.60	$ 22.03	$ 19.46
Total Return A	35.62%	(47.19)%	25.85%	13.49%	12.61%
Ratios to Average Net Assets C, E
Expenses before reductions	.92%	.91%	.90%	.87%	.77%
Expenses net of fee waivers, if any	.92%	.91%	.90%	.87%	.77%
Expenses net of all reductions	.91%	.90%	.89%	.86%	.72%
Net investment income (loss)	.36%	.34%	.31%	.41%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,824	$ 3,407	$ 5,899	$ 4,723	$ 4,654
Portfolio turnover rate D	173%	173%	175%	169%	119%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	.09	.09
Net realized and unrealized gain (loss)	4.96	(14.47)
Total from investment operations	5.05	(14.38)
Distributions from net investment income	(.11)	-
Net asset value, end of period	$ 19.12	$ 14.18
Total Return B, C	35.94%	(50.35)%
Ratios to Average Net Assets E, H
Expenses before reductions	.73%	.79% A
Expenses net of fee waivers, if any	.73%	.79% A
Expenses net of all reductions	.72%	.78% A
Net investment income (loss)	.56%	1.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 178	$ 78
Portfolio turnover rate F	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Independence and Class K to eligible shareholders of Independence. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 12, 2010, have been

Annual Report

3. Significant Accounting Policies - continued

evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 801,314
Gross unrealized depreciation	(131,434)
Net unrealized appreciation (depreciation)	$ 669,880

Tax Cost	$ 3,454,208

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,667
Capital loss carryforward	$ (2,045,828)
Net unrealized appreciation (depreciation)	$ 669,895

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 20,945	$ 17,134
Long-term Capital Gains	-	151,868
Total	$ 20,945	$ 169,002

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (484)	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (484)	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(484) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,093,696 and $6,565,011, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Independence, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Independence	$ 8,712.26
Class K	85.06
	$ 8,797

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $143 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,135.44%		$ 3

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,829.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,388. The weighted average interest rate was .83%. The interest expense amounted to two hundred and ninety-four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Independence's operating expenses. During the period, this reimbursement reduced the class' expenses by $15.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $456 for the period.

Annual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Independence	$ 20,326	$ 2,158
Class K	619	-
Total	$ 20,945	$ 2,158
From net realized gain
Independence	$ -	$ 166,844

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 B	2008 A	2009 B	2008 A
Independence
Shares sold	19,015	106,988	$ 286,391	$ 2,759,081
Conversion to Class K	(4,612)	(5,354)	(73,200)	(109,247)
Reinvestment of distributions	1,443	6,242	20,026	166,964
Shares redeemed	(56,069)	(81,243)	(841,423)	(1,816,192)
Net increase (decrease)	(40,223)	26,633	$ (608,206)	$ 1,000,606
Class K
Shares sold	3,711	659	$ 53,643	$ 10,298
Conversion from Independence	4,612	5,350	73,200	109,247
Reinvestment of distributions	45	-	619	-
Shares redeemed	(4,524)	(523)	(75,764)	(8,320)
Net increase (decrease)	3,844	5,486	$ 51,698	$ 111,225

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

B Conversion transactions for Class K and Independence are for the period December 1, 2008 through August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Independence Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Independence Fund (a fund of Fidelity Financial Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Independence Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 12, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Independence Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	12/14/09	12/11/09	$.067	$.005

Class K designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100%, of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Independence Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Independence (retail class), as well as the fund's relative investment performance for Fidelity Independence (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Independence (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Independence (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Independence Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Independence (retail class) of the fund was in the fourth quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Independence (retail class) compared favorably to its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Independence (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Independence Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

FRE-K-UANN-0110
1.863212.101

Item 2. Code of Ethics

As of the end of the period, November 30, 2009, Fidelity Financial Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Convertible Securities Fund, Fidelity Equity-Income Fund II, and Fidelity Independence Fund (the "Funds"):

Services Billed by PwC

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$74,000	$-	$3,200	$2,900
Fidelity Equity-Income Fund II	$67,000	$-	$4,200	$5,300
Fidelity Independence Fund	$63,000	$-	$3,200	$4,200

November 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$71,000	$-	$4,700	$3,700
Fidelity Equity-Income Fund II	$78,000	$-	$4,700	$8,100
Fidelity Independence Fund	$66,000	$-	$4,100	$6,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	November 30, 2009A	November 30, 2008A
Audit-Related Fees	$2,755,000	$2,360,000B
Tax Fees	$-	$2,000
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2009 A	November 30, 2008 A
PwC	$4,435,000	$3,335,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 27, 2010